UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2022

Date of reporting period: December 31, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

ANNUAL REPORT

DECEMBER 31, 2022

Investment Adviser:

Aperture Investors, LLC

The Funds file their complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec. gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-888-514-7557; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

SHAREHOLDER LETTERS (Unaudited)

Dear Shareholder,

The Aperture New World Opportunities Fund (“the Fund”) (Ticker: ANWOX) finished 2022 with a return of -9.75% net of fees, underperforming its benchmark return of -9.32%, net of fees. For 2022, the Fund ranked 6th out of 63 funds in its Emerging Markets Bond Morningstar category.

In 2022, the Fund navigated well amid what some believe was the worst bond market in modern times. The Fund’s shorter than benchmark duration and underweight to Russian assets helped to outperform modestly in the first half of the year. Bright spots included our Fundamental core bond portfolio and Tactical trading. However, Relative Value positioning hurt the Fund as plays hoping for a China reopening from COVID suffered. Additionally, there were Special Situations markdowns related to distressed Chinese property exposure whose businesses and restructurings were impaired and delayed amid the country’s blanket lockdown policy.

As of December 31st, the Fund’s largest geographic exposure was to the United States. Relative to the benchmark, the Fund was underweight China, South Korea, UAE, and Saudi Arabia. From an asset class perspective, the Fund maintained its overweight to corporate bonds and underweight to government bonds.

Sincerely,

Peter Marber

Portfolio Manager

There are risks involved with investing, including possible loss of principal. There is no guarantee the Fund will achieve its investment objective.

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

Dear Shareholder,

The Aperture Endeavour Equity Fund (“the Fund”) (Ticker: ATOMX) finished 2022 with a return of -16.40%, net of fees, underperforming its benchmark return of -15.48%. For the year, the Fund finished 2nd out of 84 funds in its World Large Stock Growth Morningstar category.

Returns of companies in 2022 had less to do with earnings and much more to do with sensitivity to duration (i.e. the Fed’s fight against inflation and quantitative tightening). We expect this trend to reverse in 2023 and anticipate performance will be driven by differentiated earnings paths.

As of December 2022, the Fund’s largest absolute sector exposures were to Financials, Communication Services, and Consumer Discretionary. On a relative basis, the Fund was overweight Financials, Materials, and Communication Services as of year-end. The Fund was in line with Energy and Utilities. The Fund’s largest absolute geographic exposure was to the United States. The Fund was underweight relative to the benchmark in its exposure to the United States, and this was the case for most of the year.

Sincerely,

Tom Tully

Portfolio Manager

There are risks involved with investing, including possible loss of principal. There is no guarantee the Fund will achieve its investment objective.

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2022

Dear Shareholder,

The Aperture Discover Equity Fund (“the Fund”) (Ticker: ADISX) finished 2022 with a return of -34.55%, net of fees, underperforming its benchmark return of -20.44%. For the year, the Fund ranked 114th out of 145 funds in its US Fund Small Growth Morningstar category.

We believe extreme market selloffs typically result in increased correlations, which reduce price efficiency. In our experience, this lack of differentiation challenges short term performance, but in doing so also creates exceptional buying opportunities to add to existing positions and establish new positions that meet our criteria at compelling prices. As a result, the team remains highly focused on the new idea front, systematically assessing well over 200 portfolio candidates in 2022. We have prioritized investments in companies that meet our criteria, have strong liquidity positions and idiosyncratic demand drivers. Over the course of the year, we have initiated 7 new positions and sold 10. Of the positions sold, 5 were non-earners.

Consistent with the Fund’s strategy, geographic and sector exposures were mostly stable during 2022. As of December 31st, the Fund was overweight Consumer Discretionary, Technology, and Industrials. The Fund was underweight Health Care, Financials, and Energy. The Fund started the year underweight in Technology, but by year’s end had increased exposure and was overweight the benchmark.

Sincerely,

Brad McGill

Portfolio Manager

There are risks involved with investing, including possible loss of principal. There is no guarantee the Fund will achieve its investment objective.

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2022

Dear Shareholder,

The Aperture International Equity Fund (“the Fund”) (Ticker: AFORX) finished 2022 with a return of -11.27%, net of fees, outperforming its benchmark return of -16.00%. For the year, the Fund ranked 22nd out of 137 funds in its Foreign Large Blend Morningstar category.

2022 witnessed a year of outperformance for the Fund against an otherwise difficult backdrop. Positive market breadth was relatively consistent across sectors. Our quality bias and valuation framework likely helped performance.

As of December 2022, the Fund’s largest absolute sector exposures were to Financials, Industrials, and Consumer Discretionary. On a relative basis, the Fund was overweight Industrials and Consumer Staples. The Fund was in line with Consumer Discretionary.

Sincerely,

Bill Kornitzer

Portfolio Manager

There are risks involved with investing, including possible loss of principal. There is no guarantee the Fund will achieve its investment objective.

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

DECEMBER 31, 2022

Definition of Comparative Index

Bloomberg EM USD Aggregate 1-5 Year Total Return Index Value Unhedged USD is a hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate EM issuers with 1to 4.9999 years of remaining maturity. Country eligibility and classification as Emerging Markets is rules-based and reviewed annually using World Bank income group and International Monetary Fund (IMF) country classifications.

MSCI ACWI hedged to USD Net Total Return Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI ACWI Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and 26 Emerging Markets (EM) countries.

Russell 2000 Net Total Return Index is a U.S. equity index comprised of the smallest 2000 companies by market capitalization in the Russell 3000 Index. The benchmark was selected to represent the Fund’s focus on the U.S. small cap equity market.

MSCI ACWI ex-US Index (net) captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

Comparison of Change in the Value of a $10,000 Investment in the Aperture New World Opportunities Fund, Institutional Shares, versus Bloomberg EM USD Aggregate 1-5 Year Total Return Index Value Unhedged USD.

	Average Annual Total Return For The Year Ended December 31, 2022
	One Year Return	Annualized Three Year Return	Annualized Inception to Date*
Aperture New World Opportunities Fund, Institutional Shares	-9.75%	-2.06%	-0.87%
Bloomberg EM USD Aggregate 1-5 Year Total Return Index Value Unhedged USD	-9.32%	-2.22%	-0.59%

*The Aperture New World Opportunities Fund commenced operations on March 18, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 5.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

Comparison of Change in the Value of a $10,000 Investment in the Aperture Endeavour Equity Fund, Institutional Shares, versus the MSCI ACWI hedged to USD Net Total Return Index.

	Average Annual Total Return For The Year Ended December 31, 2022
	One Year Return	Annualized Three Year Return	Annualized Inception to Date*
Aperture Endeavour Equity Fund, Institutional Shares	-16.40%	6.50%	8.48%
MSCI ACWI hedged to USD Net Total Return Index	-15.48%	5.52%	7.72%

* The Aperture Endeavour Equity Fund commenced operations on September 30, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 5.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2022

Comparison of Change in the Value of a $10,000 Investment in the Aperture Discover Equity Fund, Institutional Shares, versus the Russell 2000 Net Total Return Index.

	Average Annual Total Return For The Year Ended December 31, 2022
	One Year Return	Annualized Three Year Return	Annualized Inception to Date*
Aperture Discover Equity Fund, Institutional Shares	-34.55%	10.30%	10.32%
Russell 2000 Net Total Return Index	-20.44%	3.10%	3.18%

*The Aperture Discover Equity Fund commenced operations on December 30, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 5.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2022

Comparison of Change in the Value of a $10,000 Investment in the Aperture International Equity Fund, Institutional Shares, versus the MSCI ACWI ex-US Index (net).

	Average Annual Total Return For The Year Ended December 31, 2022
	One Year Return	Annualized Inception to Date*
Aperture International Equity Fund, Institutional Shares	-11.27%	4.02%
MSCI ACWI ex-US Index (net)	-16.00%	2.48%

* The Aperture International Equity Fund commenced operations on October 1, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 5.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

SECTOR WEIGHTINGS (Unaudited)†:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 74.1%

	Face Amount	Value
Argentina — 0.3%
YPF
8.500%, 07/28/25	$1,278,000	$1,071,063

Azerbaijan — 0.2%
Southern Gas Corridor CJSC
6.875%, 03/24/26	626,000	640,911

Bahrain — 0.8%
AUB Sukuk MTN
2.615%, 09/09/26	310,000	278,225
Gulf International Bank BSC MTN
2.375%, 09/23/25	322,000	293,529
Mumtalakat Sukuk Holding
5.625%, 02/27/24	1,000,000	992,500
Oil and Gas Holding BSCC
7.625%, 11/07/24	930,000	944,805

		2,509,059

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)

	Face Amount	Value
Brazil — 5.1%
Atento Luxco 1 8.000%, 02/10/26	$1,038,000	$550,140
Azul Investments LLP
7.250%, 06/15/26 (A)	650,000	396,500
Banco BTG Pactual
2.750%, 01/11/26	622,000	565,243
Banco do Brasil
3.250%, 09/30/26 (A)	1,500,000	1,380,840
Banco Votorantim MTN
4.375%, 07/29/25	637,000	607,539
Braskem Netherlands Finance BV
8.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.220%, 01/23/81 (B)	660,000	636,961
BRF GmbH
4.350%, 09/29/26	363,000	328,061
Cemig Geracao e Transmissao
9.250%, 12/05/24	312,000	319,831
Centrais Eletricas Brasileiras
3.625%, 02/04/25	311,000	295,531
CSN Resources
7.625%, 04/17/26	229,000	228,212
Fibria Overseas Finance
4.000%, 01/14/25	310,000	300,700
FS Luxembourg Sarl
10.000%, 12/15/25 (A)	675,000	677,990
Gol Finance
7.000%, 01/31/25	550,000	240,625
8.000%, 06/30/26 (A)	600,000	352,996
Itau Unibanco Holding
3.250%, 01/24/25	1,158,000	1,119,080
Light Servicos de Eletricidade
4.375%, 06/18/26 (A)	1,000,000	836,986
NBM US Holdings
7.000%, 05/14/26	1,316,000	1,306,801
Petrorio Luxembourg Trading Sarl
6.125%, 06/09/26 (A)	650,000	618,644
Tupy Overseas
4.500%, 02/16/31 (A)	400,000	333,404
Unigel Luxembourg
8.750%, 10/01/26 (A)	1,350,000	1,343,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
Brazil (continued)
Usiminas International Sarl 5.875%, 07/18/26	$1,050,000	$1,019,471
Vale Overseas 6.250%, 08/10/26	647,000	669,414
XP 3.250%, 07/01/26 (A)	1,700,000	1,527,875

		15,656,094

Burkina Faso — 0.3%
Endeavour Mining 5.000%, 10/14/26 (A)	1,117,000	956,487

		956,487

Canada — 0.1%
Vermilion Energy 6.875%, 05/01/30 (A)	345,000	315,622

Chile — 2.0%
AES Andes 7.125%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79 (B)	634,000	599,923
Banco Santander Chile 2.700%, 01/10/25	680,000	641,076
Celulosa Arauco y Constitucion 4.500%, 08/01/24	826,000	813,248
Cencosud 5.150%, 02/12/25	1,818,000	1,803,065
Empresa Nacional de Telecomunicaciones 4.750%, 08/01/26	560,000	540,400
Empresa Nacional del Petroleo 3.750%, 08/05/26	940,000	880,815
Kenbourne Invest 4.700%, 01/22/28 (A)	1,100,000	857,987

		6,136,514

China — 6.5%
Agile Group Holdings 8.375% (B)(C)	1,860,000	456,232
CCBL Cayman 1 MTN 1.990%, 07/21/25	1,678,000	1,536,460
Central Plaza Development 4.650%, 01/19/26	345,000	273,671
China Railway Xunjie 3.250%, 07/28/26	307,000	292,574

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
China SCE Group Holdings 7.375%, 04/09/24	$500,000	$226,250
Chinalco Capital Holdings 2.125%, 06/03/26	567,000	512,993
4.100% (B)(C)	1,223,000	1,189,181
CIFI Holdings Group 5.950%, 10/20/25	311,000	79,886
6.000%, 07/16/25	622,000	160,345
CNAC HK Finbridge 2.000%, 09/22/25	620,000	560,294
3.375%, 06/19/24	1,000,000	970,100
CNPC Global Capital 1.350%, 06/23/25	700,000	640,699
Contemporary Ruiding Development 1.875%, 09/17/25	666,000	599,337
COSL Singapore Capital 1.875%, 06/24/25	700,000	645,942
Country Garden Holdings 3.125%, 10/22/25	625,000	380,375
5.125%, 01/17/25	634,000	424,666
5.125%, 01/14/27	311,000	177,899
5.625%, 12/15/26	309,000	182,588
6.500%, 04/08/24	622,000	467,021
ENN Clean Energy International Investment 3.375%, 05/12/26 (A)	1,650,000	1,439,388
Far East Horizon MTN 2.625%, 03/03/24	200,000	181,498
Fortune Star BVI 5.000%, 05/18/26	400,000	270,280
Geely Automobile Holdings 4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.449% (B)(C)	328,000	297,015
Huarong Finance II MTN 5.500%, 01/16/25	3,183,000	3,008,143
KWG Group Holdings 7.875%, 08/30/24	841,000	395,270
Powerlong Real Estate Holdings 5.950%, 04/30/25	336,000	95,874
Prosus 3.257%, 01/19/27	1,321,000	1,182,540

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
RKPF Overseas 2020 A 5.125%, 07/26/26	$621,000	$440,910
Shanghai Electric Group Global Investment 2.650%, 11/21/24	632,000	589,163
Shimao Group Holdings 5.200%, 01/16/27	311,000	55,980
5.600%, 07/15/26	309,000	56,387
6.125%, 02/21/24	312,000	57,373
Sino-Ocean Land Treasure Finance I 6.000%, 07/30/24	248,000	158,720
Sino-Ocean Land Treasure IV 3.250%, 05/05/26	370,000	193,080
Sunac China Holdings 6.500%, 07/09/23	305,000	65,399
7.500%, 02/01/24	1,392,000	298,478
7.950%, 10/11/23 (D)	1,068,000	229,004
Times China Holdings 5.750%, 01/14/27	667,000	107,633
6.600%, 03/02/23	309,000	71,225
Weibo 3.500%, 07/05/24	400,000	387,618
West China Cement 4.950%, 07/08/26	316,000	263,939
Yili Holding Investment 1.625%, 11/19/25	350,000	313,635

		19,935,065

Colombia — 2.2%
Banco de Bogota 6.250%, 05/12/26	417,000	408,660
Bancolombia 3.000%, 01/29/25	673,000	636,958
Canacol Energy 5.750%, 11/24/28 (A)	1,250,000	1,103,750
Ecopetrol 5.875%, 09/18/23	314,000	311,649
6.875%, 04/29/30	1,672,000	1,515,807
EnfraGen Energia Sur 5.375%, 12/30/30	2,350,000	1,645,000
Grupo de Inversiones Suramericana 5.500%, 04/29/26	730,000	704,450

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
Colombia (continued)
SURA Asset Management 4.875%, 04/17/24	$358,000	$356,769

		6,683,043

Congo — 0.5%
HTA Group 7.000%, 12/18/25 (A)	1,500,000	1,380,000

Egypt — 0.2%
Energean 6.500%, 04/30/27 (A)	600,000	553,889

Ghana — 0.6%
Kosmos Energy 7.500%, 03/01/28 (A)	1,300,000	1,042,380
7.750%, 05/01/27 (A)	200,000	166,761
Tullow Oil 10.250%, 05/15/26 (A)	610,000	489,220

		1,698,361

Guatemala — 0.4%
Central American Bottling 5.250%, 04/27/29	1,029,000	959,254
Investment Energy Resources 6.250%, 04/26/29 (A)	300,000	286,650

		1,245,904

Hong Kong — 0.1%
HKT Capital No. 4 3.000%, 07/14/26	200,000	184,161

India — 6.3%
ABJA Investment Pte 5.950%, 07/31/24	1,074,000	1,070,134
Adani Green Energy 4.375%, 09/08/24 (A)	800,000	724,000
Adani Green Energy UP 6.250%, 12/10/24	462,000	449,064
Adani Ports & Special Economic Zone 3.375%, 07/24/24	364,000	346,055
4.200%, 08/04/27	400,000	351,612
Adani Transmission Step-One 4.000%, 08/03/26	309,000	275,964

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
India (continued)
Axis Bank MTN 4.100%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.315% (A)(B)(C)	$800,000	$687,376
Bharti Airtel 4.375%, 06/10/25	747,000	726,275
Bharti Airtel International Netherlands BV 5.350%, 05/20/24	620,000	616,547
BPRL International Singapore Pte MTN 4.375%, 01/18/27	728,000	684,727
Clean Renewable Power Mauritius Pte 4.250%, 03/25/27 (A)	334,250	289,293
Delhi International Airport 6.125%, 10/31/26	319,000	306,219
Greenko Solar Mauritius 5.550%, 01/29/25	450,000	422,100
5.950%, 07/29/26	338,000	307,073
Greenko Wind Projects Mauritius 5.500%, 04/06/25 (A)	1,000,000	933,902
ICICI Bank MTN 4.000%, 03/18/26	765,000	727,512
Indian Oil 4.750%, 01/16/24	666,000	660,339
JSW Steel 5.950%, 04/18/24	554,000	548,460
Magnum Holdings 5.375%, 10/31/26 (A)	300,000	273,369
Muthoot Finance MTN 4.400%, 09/02/23 (A)	360,000	352,872
Network i2i 3.975%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.390% (A)(B)(C)	1,100,000	957,000
NTPC MTN 4.250%, 02/26/26	764,000	735,539
Periama Holdings 5.950%, 04/19/26	1,515,000	1,409,798
REC 3.500%, 12/12/24	715,000	684,791
REC MTN 2.250%, 09/01/26	700,000	616,982
Reliance Industries 4.125%, 01/28/25	1,680,000	1,631,617

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
India (continued)
Shriram Finance MTN 4.400%, 03/13/24	$1,787,000	$1,719,309
State Bank of India 4.375%, 01/24/24	110,000	108,593
State Bank of India MTN 1.800%, 07/13/26	620,000	547,764

		19,164,286

Indonesia — 4.4%
Bank Mandiri Persero MTN 3.750%, 04/11/24	362,000	353,938
4.750%, 05/13/25	300,000	293,217
Bank Negara Indonesia Persero 4.300%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.466% (B)(C)	1,800,000	1,390,846
Bank Rakyat Indonesia Persero 3.950%, 03/28/24	644,000	631,564
Cikarang Listrindo 4.950%, 09/14/26	950,000	885,674
Medco Bell Pte 6.375%, 01/30/27	550,000	495,931
Medco Oak Tree Pte 7.375%, 05/14/26	691,000	656,734
Pelabuhan Indonesia Persero 4.250%, 05/05/25	1,996,000	1,923,645
Pertamina Persero 1.400%, 02/09/26	1,285,000	1,145,091
Pertamina Persero MTN 3.650%, 07/30/29	1,230,000	1,125,592
Perusahaan Gas Negara 5.125%, 05/16/24	710,000	703,617
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/27	647,000	634,060
4.325%, 05/28/25	250,000	250,625
4.400%, 06/06/27 (A)	2,000,000	1,977,752
Perusahaan Perseroan Persero Perusahaan Listrik Negara 3.875%, 07/17/29	1,022,000	905,561

		13,373,847

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
Israel — 3.2%
Energean Israel Finance 4.500%, 03/30/24 (A)	$1,648,000	$1,590,320
4.875%, 03/30/26 (A)	350,000	323,015
Israel Electric 5.000%, 11/12/24 (A)	3,973,000	3,928,304
Leviathan Bond 6.125%, 06/30/25 (A)	636,026	621,715
6.500%, 06/30/27 (A)	620,000	599,912
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/26	2,416,000	2,112,792
7.125%, 01/31/25	633,000	629,449

		9,805,507

Jordan — 0.4%
Hikma Finance USA 3.250%, 07/09/25	1,299,000	1,204,641

Kazakhstan — 0.8%
KazMunayGas National JSC 4.750%, 04/24/25	631,000	610,494
4.750%, 04/19/27 (A)	316,000	291,036
Nostrum Oil & Gas Finance BV 8.000%, 07/25/22	212,000	55,118
Tengizchevroil Finance International 2.625%, 08/15/25 (A)	900,000	770,409
4.000%, 08/15/26	981,000	837,578

		2,564,635

Kuwait — 1.3%
Kuwait Projects SPC MTN 4.500%, 02/23/27	868,000	725,943
MEGlobal Canada ULC MTN 5.000%, 05/18/25 (A)	1,800,000	1,767,600
NBK SPC 1.625%, US SOFR + 1.050%, 09/15/27 (B)	1,750,000	1,536,500

		4,030,043

Macao — 0.7%
Sands China 3.750%, 08/08/31	1,641,000	1,291,296
4.300%, 01/08/26	1,053,000	971,699

		2,262,995

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
Malaysia — 0.8%
Axiata SPV2 MTN 4.357%, 03/24/26	$819,000	$798,378
Misc Capital Two Labuan MTN 3.625%, 04/06/25 (A)	1,000,000	951,220
TNB Global Ventures Capital MTN 3.244%, 10/19/26	636,000	588,815

		2,338,413

Mexico — 5.4%
Alfa 5.250%, 03/25/24	354,000	351,345
Alsea 7.750%, 12/14/26 (A)	1,000,000	991,800
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa 4.125%, 06/06/24 4.375%, 04/11/27	626,000 1,122,000	611,132 1,057,485
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/25	1,112,000	1,100,324
Cemex 5.450%, 11/19/29 7.375%, 06/05/27 (A)	1,039,000 700,000	998,583 718,375
Comision Federal de Electricidad 4.750%, 02/23/27	1,506,000	1,404,345
Grupo Bimbo 5.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.280% (B)(C)	708,000	703,051
Orbia Advance 1.875%, 05/11/26	310,000	267,762
Petroleos Mexicanos 3.500%, 01/30/23	1,184,000	1,178,080
6.500%, 03/13/27	673,000	614,058
6.950%, 01/28/60	701,000	442,962
7.690%, 01/23/50	4,833,000	3,344,508
Sigma Alimentos 4.125%, 05/02/26	767,000	726,736
Southern Copper 3.875%, 04/23/25	816,000	787,392
Total Play Telecomunicaciones 7.500%, 11/12/25	660,000	579,810

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
Mexico (continued)
Trust Fibra Uno 5.250%, 01/30/26	$600,000	$579,000

		16,456,748

Nigeria — 0.1%
Access Bank MTN 6.125%, 09/21/26 (A)	300,000	230,130

Oman — 1.0%
OmGrid Funding 5.196%, 05/16/27	1,546,000	1,480,604
OQ SAOC MTN 5.125%, 05/06/28 (A)	400,000	378,461
Oztel Holdings SPC 5.625%, 10/24/23	785,000	779,189
6.625%, 04/24/28	288,000	288,015

		2,926,269

Panama — 0.0%
Banco General 4.125%, 08/07/27	110,000	104,500

Paraguay — 0.1%
Telefonica Celular del Paraguay 5.875%, 04/15/27	335,000	324,280

Peru — 1.1%
Banco de Credito del Peru S.A. 2.700%, 01/11/25	636,000	601,021
Banco de Credito del Peru S.A. MTN 3.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.450%, 09/30/31 (B)	690,000	606,651
Cia de Minas Buenaventura SAA 5.500%, 07/23/26	317,000	275,069
Credicorp 2.750%, 06/17/25	1,631,000	1,526,047
Volcan Cia Minera SAA 4.375%, 02/11/26	530,000	457,103

		3,465,891

Philippines — 0.5%
Bank of the Philippine Islands MTN 4.250%, 09/04/23	379,000	374,604
BDO Unibank MTN 2.125%, 01/13/26	310,000	280,728

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
Philippines (continued)
Petron 5.950% (B)(C)	$316,000	$268,284
SMC Global Power Holdings 7.000% (B)(C)	632,000	477,160

		1,400,776

Qatar — 2.6%
ABQ Finance MTN 1.875%, 09/08/25	1,353,000	1,230,050
3.125%, 09/24/24	212,000	203,139
AKCB Finance 4.750%, 10/09/23	1,061,000	1,050,687
Doha Finance MTN 2.375%, 03/31/26	1,247,000	1,117,998
MAR Sukuk 2.210%, 09/02/25	310,000	286,378
3.025%, 11/13/24	289,000	277,440
QIB Sukuk 1.950%, 10/27/25	1,116,000	1,015,560
QNB Finance MTN 2.750%, 02/12/27	1,833,000	1,682,511
3.500%, 03/28/24	1,217,000	1,189,831

		8,053,594

Saudi Arabia — 3.3%
Almarai Sukuk 4.311%, 03/05/24	213,000	209,883
Arab National Bank 3.326%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.974%, 10/28/30 (B)	316,000	296,693
Dar Al-Arkan Sukuk 6.750%, 02/15/25	672,000	650,133
Global Sukuk 0.946%, 06/17/24 (A)	300,000	281,880
1.602%, 06/17/26 (A)	300,000	267,754
Riyad Sukuk 3.174%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.791%, 02/25/30 (B)	644,000	607,782
SABIC Capital II BV 4.000%, 10/10/23	700,000	692,860
Saudi Arabian Oil 1.250%, 11/24/23 (A)	350,000	336,442
1.625%, 11/24/25 (A)	1,700,000	1,548,384

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
Saudi Arabia (continued)
Saudi Electricity Global Sukuk 3 4.000%, 04/08/24	$1,362,000	$1,340,197
Saudi Electricity Global Sukuk 5 1.740%, 09/17/25	1,915,000	1,761,080
SNB Funding 2.750%, 10/02/24	1,774,000	1,694,000
2.900%, 01/29/27	310,000	286,575

		9,973,663

Singapore — 0.7%
BOC Aviation MTN 5.849%, ICE LIBOR USD 3 Month + 1.125%, 09/26/23 (B)	110,000	109,787
BOC Aviation USA MTN 1.625%, 04/29/24 (A)	200,000	189,596
Puma International Financing 5.125%, 10/06/24	1,979,000	1,843,953

		2,143,336

South Africa — 2.6%
Anglo American Capital 3.625%, 09/11/24 (A)	690,000	667,880
4.750%, 04/10/27 (A)	1,363,000	1,318,332
Bidvest Group UK 3.625%, 09/23/26	316,000	283,610
Eskom Holdings SOC 4.314%, 07/23/27	690,000	600,300
7.125%, 02/11/25	338,000	306,877
Eskom Holdings SOC MTN 6.350%, 08/10/28	315,000	290,587
FirstRand Bank 6.250%, USD Swap Semi 30/360 5 Yr Curr +3.561%, 04/23/28 (B)	428,000	423,078
Liquid Telecommunications Financing 5.500%, 09/04/26 (A)	400,000	286,000
Mauritius Investments 6.500%, 10/13/26	954,000	951,741
Sasol Financing USA 5.875%, 03/27/24	1,273,000	1,244,472
6.500%, 09/27/28	628,000	568,964
Stillwater Mining 4.000%, 11/16/26 (A)	1,317,000	1,155,667

		8,097,508

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
South Korea — 4.7%
Hana Bank
3.250%, 03/30/27	$300,000	$279,295
Hyundai Capital Services MTN
1.250%, 02/08/26	810,000	704,092
Kookmin Bank
1.750%, 05/04/25 (A)	1,500,000	1,386,207
Kookmin Bank MTN
4.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.639% (B)(C)	726,000	678,642
Korea East-West Power
1.750%, 05/06/25 (A)	1,100,000	1,015,193
NAVER
1.500%, 03/29/26	310,000	274,052
NongHyup Bank MTN
1.250%, 07/20/25	620,000	560,490
POSCO
2.750%, 07/15/24	361,000	347,093
4.375%, 08/04/25	1,060,000	1,026,755
Shinhan Bank MTN
3.875%, 03/24/26	1,543,000	1,441,184
Shinhan Financial Group
2.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.064% (B)(C)	1,800,000	1,526,400
SK Battery America
2.125%, 01/26/26	1,295,000	1,112,894
SK Hynix
1.000%, 01/19/24 (A)	700,000	665,027
1.500%, 01/19/26 (A)	2,000,000	1,735,080
3.000%, 09/17/24	500,000	471,562
Woori Bank MTN
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.664% (B)(C)	723,000	678,897
4.750%, 04/30/24	474,000	466,326

		14,369,189

Supranational — 1.4%
Africa Finance MTN
4.375%, 04/17/26	687,000	643,444
African Export-Import Bank
2.634%, 05/17/26 (A)	986,000	887,400
Banque Ouest Africaine de Developpement
4.700%, 10/22/31 (A)	1,400,000	1,189,440

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
Supranational (continued)
Central American Bank for Economic Integration 2.000%, 05/06/25 (A)	$1,800,000	$1,679,075

		4,399,359

Taiwan — 0.9%
Formosa Group Cayman 3.375%, 04/22/25	316,000	300,091
TSMC Arizona 3.875%, 04/22/27	1,000,000	962,673
TSMC Global 1.250%, 04/23/26	648,000	581,259
4.375%, 07/22/27 (A)	1,000,000	981,563

		2,825,586

Thailand — 0.9%
Bangkok Bank MTN 4.050%, 03/19/24	110,000	108,396
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.729% (A)(B)(C)	1,700,000	1,610,745
Kasikornbank MTN 3.343%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.700%, 10/02/31 (B)	942,000	827,240
Siam Commercial Bank MTN 4.400%, 02/11/29	328,000	313,063

		2,859,444

Turkey — 1.2%
Akbank 6.800%, 02/06/26	688,000	663,213
KOC Holding 6.500%, 03/11/25	300,000	296,172
QNB Finansbank 6.875%, 09/07/24	361,000	367,949
Turk Telekomunikasyon 4.875%, 06/19/24	213,000	199,560
6.875%, 02/28/25	730,000	687,353
Turkcell Iletisim Hizmetleri 5.750%, 10/15/25	655,000	614,613
Turkiye Vakiflar Bankasi TAO 6.500%, 01/08/26	309,000	291,115
Yapi ve Kredi Bankasi MTN 5.850%, 06/21/24	681,000	667,938

		3,787,913

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
Ukraine — 0.0%
Ukraine Railways Via Rail Capital Markets 8.250%, 07/09/24	$652,000	$119,968

United Arab Emirates — 5.6%
Abu Dhabi National Energy PJSC MTN 3.875%, 05/06/24	722,000	710,267
BOS Funding MTN 4.000%, 09/18/24	310,000	294,977
Commercial Bank of Dubai PSC 6.000%, CMTUSD6Y + 5.597% (B)(C)	460,000	440,119
DAE Funding MTN 2.625%, 03/20/25	310,000	289,478
DAE Sukuk Difc MTN 3.750%, 02/15/26	1,765,000	1,673,079
DIB Sukuk 2.950%, 02/20/25	936,000	890,982
DIB Sukuk MTN 2.950%, 01/16/26	310,000	289,370
DIFC Sukuk 4.325%, 11/12/24	545,000	533,119
DP World Crescent MTN 3.875%, 07/18/29	342,000	319,295
DP World Salaam 6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (B)(C)	1,422,000	1,405,718
EI Sukuk 1.827%, 09/23/25	310,000	283,840
Emaar Sukuk MTN 3.635%, 09/15/26	637,000	605,946
EMG SUKUK 4.564%, 06/18/24	446,000	438,976
Emirates Development Bank PJSC MTN 1.639%, 06/15/26	310,000	276,172
Fab Sukuk 2.500%, 01/21/25	400,000	379,360
First Abu Dhabi Bank PJSC 4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.138% (B)(C)	682,000	652,726
MAF Global Securities 4.750%, 05/07/24	1,349,000	1,330,451

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
United Arab Emirates (continued)
Mashreqbank PSC MTN 4.250%, 02/26/24	$990,000	$969,604
MDGH GMTN RSC MTN 2.500%, 05/21/26	3,070,000	2,839,474
National Central Cooling PJSC 2.500%, 10/21/27	626,000	552,445
Rakfunding Cayman MTN 4.125%, 04/09/24	400,000	392,520
Sharjah Sukuk Program MTN 3.854%, 04/03/26	1,621,000	1,546,288
Shelf Drilling Holdings 8.875%, 11/15/24 (A)	43,000	42,140

		17,156,346

United Kingdom — 0.8%
Barclays 4.375%, 01/12/26	690,000	668,399
HSBC Holdings 7.336%, US SOFR + 3.030%, 11/03/26 (B)	1,752,000	1,824,807

		2,493,206

United States — 3.7%
Bank of America 3.841%, US SOFR + 1.110%, 04/25/25 (B)	2,608,000	2,548,789
Citigroup 4.140%, US SOFR + 1.372%, 05/24/25 (B)	2,608,000	2,557,232
Flex 4.750%, 06/15/25	110,000	108,113
Hyundai Capital America MTN 2.750%, 09/27/26	1,772,000	1,585,646
Laredo Petroleum 10.125%, 01/15/28	2,052,000	2,001,017
Wells Fargo MTN 4.540%, US SOFR + 1.560%, 08/15/26 (B)	2,588,000	2,537,641

		11,338,438

Uzbekistan — 0.2%
Uzauto Motors AJ 4.850%, 05/04/26 (A)	600,000	494,232

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

GLOBAL BONDS (continued)
	Face Amount	Value
Zambia — 0.1%
First Quantum Minerals 6.875%, 03/01/26	$363,000	$343,769

Total Global Bonds (Cost $250,241,430)		227,074,685

U.S. TREASURY OBLIGATIONS — 13.2%

U.S. Treasury Bills 3.83%, 1/24/2023 (E)	$20,000,000	19,955,191
4.00%, 2/16/2023 (E)	6,000,000	5,970,163
U.S. Treasury Note 3.00%, 7/15/2025	14,899,300	14,442,427

Total U.S. Treasury Obligations (Cost $40,799,745)		40,367,781

SOVEREIGN DEBT — 10.4%

Bahrain — 0.1%
Bahrain Government International Bond 7.000%, 01/26/26	$356,000	364,481

Colombia — 0.3%
Colombia Government International Bond 3.875%, 04/25/27	966,000	854,832

Dominican Republic — 1.1%
Dominican Republic Government International Bond 5.500%, 01/27/25	1,187,000	1,176,520
6.875%, 01/29/26	879,000	886,982
Dominican Republic International Bond 5.950%, 01/25/27	1,380,000	1,350,000

		3,413,502

Ecuador — 0.3%
Ecuador Government International Bond 2.500%, 07/31/23	1,760,105	809,187

Ghana — 0.2%
Ghana Government International Bond 8.125%, 03/26/32	1,417,000	503,035

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

SOVEREIGN DEBT (continued)
	Face Amount	Value
Guatemala — 0.4%
Guatemala Government Bond 4.500%, 05/03/26	$1,380,000	$1,324,863

Indonesia — 0.7%
Indonesia Government International Bond 4.350%, 01/08/27	2,116,000	2,091,065

Jordan — 0.5%
Jordan Government International Bond 4.950%, 07/07/25	1,500,000	1,435,998

		1,435,998

Lebanon — 0.1%
Lebanon Government International Bond MTN 6.100%, 10/04/22 (D)	1,260,000	72,173
6.150%, 06/19/20 (D)	2,770,000	158,444
6.850%, 05/25/29 (D)	1,594,000	91,655

		322,272

Mongolia — 0.3%
Mongolia Government International Bond 3.500%, 07/07/27 (A)	1,000,000	797,607

Nigeria — 0.2%
Nigeria Government International Bond MTN 6.500%, 11/28/27	677,000	544,985

Oman — 0.1%
Oman Sovereign Sukuk 4.397%, 06/01/24	356,000	349,393

Pakistan — 0.0%
Pakistan Government International Bond MTN 6.000%, 04/08/26 (A)	350,000	138,250

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond 8.375%, 10/04/28	727,000	631,036

Romania — 0.4%
Romanian Government International Bond 3.000%, 02/27/27	1,318,000	1,166,074

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

SOVEREIGN DEBT (continued)
	Face Amount	Value
Saudi Arabia — 1.0%
Saudi Government International Bond MTN 2.900%, 10/22/25 (A)	$1,000,000	$956,732
3.250%, 10/26/26	2,246,000	2,143,623

		3,100,355

South Africa — 0.8%
Republic of South Africa Government International Bond 5.875%, 09/16/25	750,000	751,080
South Africa Government International Bond 4.850%, 09/27/27	688,000	651,880
4.875%, 04/14/26	1,184,000	1,144,383

		2,547,343

South Korea — 1.3%
Korea Electric Power 3.625%, 06/14/25 (A)	1,000,000	957,390
Korea Gas 3.875%, 07/13/27 (A)	1,500,000	1,419,615
Korea Hydro & Nuclear Power MTN 1.250%, 04/27/26	997,000	878,588
Korea Mine Rehabilitation & Mineral Resources MTN 1.750%, 04/15/26	1,000,000	884,480

		4,140,073

Sri Lanka — 0.1%
Sri Lanka Government International Bond 7.550%, 03/28/30	1,081,000	334,115

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond 4.500%, 08/04/26	308,000	301,761

Turkey — 1.8%
Turkey Government International Bond 9.875%, 01/15/28	4,858,000	5,026,835
Turkiye Ihracat Kredi Bankasi 5.750%, 07/06/26	619,000	562,306

		5,589,141

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

SOVEREIGN DEBT (continued)
	Face Amount	Value
Ukraine — 0.1%
Ukraine Government International Bond 7.750%, 09/01/26	$1,294,000	$265,347
7.750%, 09/01/28	619,000	127,539

		392,886

Uzbekistan — 0.2%
Republic of Uzbekistan International Bond MTN 4.750%, 02/20/24	538,000	527,934

Zambia — 0.1%
Zambia Government International Bond 8.500%, 04/14/24	811,000	364,950

Total Sovereign Debt (Cost $34,881,092)		32,045,138

COMMON STOCK — 0.1%
	Shares
Russia — 0.1%
Yandex, Cl A *	28,548	175,856

Total Common Stock (Cost $636,609)		175,856

PURCHASED OPTIONS — 0.0%*
	Contracts
Total Purchased Options (Cost $286,338)	561	143,713

Total Investments - 97.8% (Cost $326,845,214)		$299,807,173

Other Assets & Liabilities, Net - 10.8%		6,733,118

Net Assets - 100.0%		$306,540,291

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

A list of the open exchange traded option contracts held by the Fund at December 31, 2022, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
Put Options
Compass Inc	500	$116,500	$2.50	1/21/2023	$10,000
Nasdaq-100	2	2,000,000	10,000.00	2/18/2023	32,300
S&P 500 Index	6	2,190,000	3,650.00	3/18/2023	47,580
S&P 500 Index	14	4,900,000	3,500.00	2/18/2023	33,558
S&P 500 Index	8	2,600,000	3,250.00	2/18/2023	6,000
Williams-Sonoma, Inc.	14	160,888	100.00	5/20/2023	9,940
Williams-Sonoma, Inc.	17	195,364	100.00	2/18/2023	4,335

Total Purchased Options		$12,162,752			$143,713

A list of the open futures contracts held by the Fund at December 31, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
XAE ENERGY	14	Mar-2023	$1,248,140	$1,288,560	$40,420
Russell 2000 Index E-MINI	11	Mar-2023	968,858	973,995	5,137

			2,216,998	2,262,555	45,557

Short Contracts
NASDAQ 100 Index E-MINI	(2)	Mar-2023	$(452,325)	$(440,890)	$11,435
Three-Month SOFR	(104)	Mar-2023	(24,846,698)	(24,822,200)	24,498
Ultra 10-Year U.S. Treasury Note	(8)	Mar-2023	(954,921)	(946,250)	8,671

			(26,253,944)	(26,209,340)	44,604

			$(24,036,946)	$(23,946,785)	$90,161

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	01/04/23	USD	1,035,447	BRL	5,547,043	$15,179
Goldman Sachs	01/04/23	BRL	3,491,281	USD	668,932	7,673
Goldman Sachs	01/04/23	BRL	1,939,414	USD	366,515	(816)
Goldman Sachs	01/05/23	USD	3,357,108	ZAR	60,386,600	196,537
Goldman Sachs	01/05/23	ZAR	60,386,600	USD	3,412,790	(140,855)
JPMorgan Chase Bank	01/18/23 - 01/30/23	USD	2,831,477	EGP	69,951,512	(122,192)
JPMorgan Chase Bank	01/18/23 - 01/30/23	EGP	63,495,963	USD	2,831,477	371,896
JPMorgan Chase Bank	01/20/23	EUR	3,147,304	USD	3,354,206	(18,746)
JPMorgan Chase Bank	01/27/23	USD	3,355,990	JPY	443,193,120	31,817
Morgan Stanley	01/20/23	USD	696,885	CNH	4,952,600	19,684
Morgan Stanley	01/20/23	USD	3,347,086	EUR	3,147,304	25,866
Morgan Stanley	01/20/23	CNH	4,952,600	USD	689,073	(27,496)

						$358,547

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2022, are as follows:

Credit Default Swaps – Buy Protection
Reference Entity/Obligation	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Depreciation
MARKIT CDX.EM.38 12/27 IC	1.00%	Quarterly	12/20/2027	1,659,000	$96,929	$122,775	$(25,846)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
SOFR COMPOUND	USD @ 2.77745%	Annually	07/25/2042	USD	4,485,000	$(389,552)	$–	$(389,552)
USD @ 2.57945%	SOFR	Annually	07/25/2052	USD	3,346,500	363,200	–	363,200
SOFRRATE USD @	3.14665%	Annually	09/20/2042	USD	4,761,000	(165,911)	–	(165,911)
USD @ 2.92801%	SOFRRATE	Annually	09/20/2052	USD	3,588,000	153,575	–	153,575
BZDIOVRA Index	13.13%	Monthly	01/02/2029	USD	15,799,425	74,973	–	74,973

						$36,285	$–	$36,285

*	Non-Income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

(A)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. On December 31, 2022, the value of these securities amounted to $61,772,930 or 20.2% of Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	The issuer is, or is in danger of being, in default of its payment obligation.
(E)	Interest rate represents the security’s effective yield at the time of purchase.

The following table summarizes the inputs used as of December 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$227,074,685	$–	$227,074,685
U.S. Treasury Obligations	–	40,367,781	–	40,367,781
Sovereign Debt	–	32,045,138	–	32,045,138
Common Stock	–	175,856	–	175,856
Purchased Options	133,773	9,940	–	143,713

Total Investments in Securities	$133,773	$299,673,400	$–	$299,807,173

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$90,161	$–	$–	$90,161
Forwards Contracts*
Unrealized Appreciation	–	668,652	–	668,652
Unrealized Depreciation	–	(310,105)	–	(310,105)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(25,846)	–	(25,846)
Interest Rate Swaps*
Unrealized Appreciation	–	591,748	–	591,748
Unrealized Depreciation	–	(555,463)	–	(555,463)

Total Other Financial Instruments	$90,161	$368,986	$–	$459,147

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

SECTOR WEIGHTING (Unaudited)†:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 51.4%
	Shares	Value
China — 2.0%
Full Truck Alliance ADR *	57,773	$462,184
JD.com ADR	18,313	1,027,908
New Oriental Education & Technology Group ADR*	20,518	714,437
Pinduoduo ADR *	5,625	458,719

		2,663,248

Germany — 3.8%
Deutsche Telekom	257,015	5,127,700

Japan — 2.5%
Sony Group ADR	43,719	3,334,885

South Korea — 0.3%
Delivery Hero *	8,089	387,743

Sweden — 0.3%
Hemnet Group	32,252	388,204

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

COMMON STOCK (continued)
	Shares	Value
Taiwan — 0.8%
Silicon Motion Technology ADR	6,630	$430,884
Taiwan Semiconductor Manufacturing ADR	9,195	684,935

		1,115,819

United Kingdom — 1.2%
Linde	4,853	1,586,775

United States — 40.5%
Activision Blizzard	52,131	3,990,628
Amazon.com *	30,200	2,536,800
Aon, Cl A	12,175	3,654,204
CME Group, Cl A	9,604	1,615,009
Constellation Brands, Cl A	11,595	2,687,141
Dollar Tree *	4,812	680,610
Freeport-McMoRan	25,861	982,718
GXO Logistics *	22,703	969,191
Lithia Motors, Cl A	2,250	460,665
Marathon Oil	67,918	1,838,540
Martin Marietta Materials	5,755	1,945,017
Meta Platforms, Cl A *	15,550	1,871,287
Microsoft	14,511	3,480,028
Perimeter Solutions	318,964	2,915,331
RXO *	88,176	1,516,627
S&P Global	7,322	2,452,431
SBA Communications, Cl A , REIT	4,804	1,346,609
ServiceNow *	6,995	2,715,949
Six Flags Entertainment *	13,033	303,017
T-Mobile US *	41,016	5,742,240
Univar Solutions *	43,058	1,369,244
Vistra	159,133	3,691,886
WillScot Mobile Mini Holdings, Cl A *	112,791	5,094,770
XPO *	17,570	584,905

		54,444,847

Total Common Stock (Cost $67,021,951)		69,049,221

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

U.S. TREASURY OBLIGATIONS — 35.5%
	Face Amount	Value
U.S. Treasury Bills
4.04%, 2/16/2023 (A)	$37,000,000	$36,816,002
4.25%, 3/21/2023 (A)	11,000,000	10,900,552

Total U.S. Treasury Obligations
(Cost $47,709,257)		47,716,554

REGISTERED INVESTMENT COMPANIES — 3.1%
	Shares
Invesco S&P 500 Low Volatility ETF	45,195	2,887,961
SPDR S&P 500 ETF Trust	3,284	1,255,900

Total Registered Investment Companies
(Cost $4,196,685)		4,143,861

WARRANTS — 0.2%
	Number of
	Warrants
United States — 0.2%
Perimeter Holdings, Expires 11/08/2024*	76,161	46,130
PureCycle Technologies, Expires 03/20/2026*	93,268	268,612

		314,742

Total Warrants
(Cost $941,135)		314,742

PURCHASED OPTIONS — 0.1%*
	Contracts	Value
Total Purchased Options
(Cost $165,354)	1,122	128,043

Total Investments - 90.3%
(Cost $120,034,382)		$121,352,421

WRITTEN OPTIONS — 0.0%*

Total Written Options
(Proceeds $42,199)	(29)	$(28,890)

Other Assets & Liabilities, Net - 9.7%		13,137,589

Net Assets - 100.0%		$134,461,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

A list of the open exchange traded option contracts held by the Fund at December 31, 2022, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%

Put Options
Nasdaq-100® Index Options	5	$5,370,000	$10,740.00	1/06/2023	$33,700
S&P 500 Index	24	8,964,000	3,735.00	1/13/2023	82,320

		14,334,000			116,020

Call Options
Vistra Corp	1,093	2,535,760	25.00	1/20/2023	12,023

Total Purchased Options		$16,869,760			$128,043

WRITTEN OPTIONS — 0.0%

Put Options
Nasdaq-100® Index Options	(5)	$(5,200,000)	10,400.00	01/06/23	$(8,250)
S&P 500 Index	(24)	(8,688,000)	3,620.00	01/13/23	(20,640)

		(13,888,000)			(28,890)

Total Written Options		$(13,888,000)			$(28,890)

A list of the open futures contracts held by the Fund at December 31, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
Euro STOXX 50	88	Mar-2023	$3,650,770	$3,565,442	$(88,584)
FTSE 100 Index	19	Mar-2023	1,769,620	1,714,952	(6,706)
Hang Seng Index	12	Jan-2023	1,542,269	1,530,853	(11,416)
NASDAQ 100 Index E-MINI	4	Mar-2023	895,971	881,780	(14,191)
Nikkei 225 Index	12	Mar-2023	2,446,233	2,384,639	(152,378)
Nikkei 225 Index	16	Mar-2023	2,214,467	2,061,600	(152,867)
Russell 2000 Index E-MINI	17	Mar-2023	1,570,986	1,505,265	(65,721)
S&P 500 Index E-MINI	42	Mar-2023	8,380,850	8,108,100	(272,750)

			$22,471,166	$21,752,631	$(764,613)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	03/15/23	USD	1,459,286	JPY	190,000,000	$2,231

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	03/15/23	USD	633,927	TWD	19,000,000	$(11,070)
Morgan Stanley	03/15/23	USD	2,460,753	EUR	2,300,000	13,219
Morgan Stanley	03/15/23	EUR	9,800,000	USD	10,455,959	(85,313)
Morgan Stanley	03/15/23	HKD	15,000,000	USD	1,926,002	1,701
Morgan Stanley	03/15/23	JPY	450,000,000	USD	3,333,980	(127,508)

						$(206,740)

A list of the open OTC swap agreements held by the Fund at December 31, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Bank of America	ACER INC	6005850	1-DAY SOFR	Annually	06/14/2024	USD	611,168	$(12,824)	$–	$(12,824)
Goldman Sachs	Airbus	EUR-EURIBOR- Telerate	4012250	Annually	10/03/2024	EUR	2,915,180	27,107	–	27,107
Barclays	CAL-MAINE FOODS INC	128030202	1-DAY SOFR	Annually	12/30/2024	USD	138,318	2,792	–	2,792
Morgan Stanley	COMPASS GROUP PLC	SONIA-1-DAY	BD6K457	Annually	01/22/2024	GBP	1,635,461	107,513	–	107,513
Morgan Stanley	Energy Transfer LP	FEDEF-1D	29273V100	Annually	02/07/2024	USD	3,045,740	79,477	–	79,477
Goldman Sachs	Flutter Entertainment	1-Month GBP- LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	870,243	(138,443)	–	(138,443)
JPMorgan Chase	GLENCORE PLC	B4T3BW6	1-Day SONIA	Annually	05/16/2024	GBP	1,065,321	149,606	–	149,606
Bank of America	MITSUI OSK LINES LT	6597584	1-DAY TONAR	Annually	06/14/2024	JPY	158,760,598	(53,903)	–	(53,903)
Morgan Stanley	MSAIBNK1 ^^^	MSAIBNK1	1-Month LIBOR	Annually	08/16/2023	USD	1,192,898	(240,161)	–	(240,161)
Morgan Stanley	MSAIFINL ^^	MSAIFINL	1-Month LIBOR	Annually	08/16/2023	USD	3,024,820	(312,526)	–	(312,526)
Morgan Stanley	MSCI ACWI †	M1CXADB	1-Month LIBOR	Annually	10/03/2023	USD	12,286,116	(1,394,918)	–	(1,394,918)
Bank of America	NIPPON YUSEN KK	6643960	1-DAY TONAR	Annually	09/30/2024	JPY	126,252,859	(52,358)	–	(52,358)
Goldman Sachs	OLD DOMINION FREIGHT	679580100	1-DAY SOFR	Annually	08/14/2024	USD	2,185,419	45,363	–	45,363
Bank of America	RIO TINTO LTD	1-Month BBR	6220103	Annually	11/18/2024	AUD	2,713,538	139,487	–	139,487
Goldman Sachs	SAIA INC	78709Y105	1-DAY SOFR	Annually	11/19/2024	USD	524,657	93,451	–	93,451
Morgan Stanley	Shell PLC	SONIA-1D	BP6MXD8	Annually	01/22/2024	GBP	634,720	148,462	–	148,462
Morgan Stanley	SHELL PLC	SONIA-1-DAY	BP6MXD8	Annually	01/22/2024	GBP	78,913	8,294	–	8,294
Bank of America	SNOW PEAK INC	BSLVC23	1-DAY TONAR	Annually	04/15/2024	JPY	101,478,186	90,612	–	90,612
Morgan Stanley	STXE 600 Banks	STXE 600 Banks	1-Month EURIBOR	Annually	09/29/2023	EUR	808,824	3,582	–	3,582
JPMorgan Chase	THULE GROUP AB/ THE	SQXJ01	SEK_STIBOR_ ON_ACT/360_ BBA	Annually	11/22/2024	SEK	3,792,622	104,867	–	104,867

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Goldman Sachs	T-MOBILE US INC	872590104	BCOMEN3	Annually	09/05/2024	USD	4,280,498	$(78,338)	$–	$(78,338)
Morgan Stanley	Topix Banks Index ###	TPNBNK	1-Day MUTSC	Annually	12/25/2024	JPY	162,584,151	244,200	–	244,200
Morgan Stanley	Toridoll Holdings Company	B0WHPP8	1-Day MUTSC	Annually	03/12/2024	JPY	126,788,342	(200,913)	–	(200,913)
Goldman Sachs	UNITED PARCEL SERVICE.	911312106	1-DAY SOFR	Annually	11/20/2024	USD	348,357	2,518	–	2,518
Bank of America	WACKER CHEMIE AG	B11Y568	EUR-EURIBOR- Telerate	Annually	07/08/2024	EUR	195,890	14,944	–	14,944
Goldman Sachs	ZALANDO SE	BQV0SV7	EUR-EURIBOR- Telerate	Annually	11/19/2024	EUR	469,948	(7,669)	–	(7,669)

								$(1,229,778)	$–	$(1,229,778)

### The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at December 31, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Value	Percentage of Basket
TPNBNK
8,361	Mitsubishi UFJ Financial Group Inc	$51,295,300	$77,045	31.55%
962	Sumitomo Mitsui Financial Group Inc	35,166,952	52,820	21.63%
1,904	Mizuho Financial Group Inc	24,387,623	36,630	15.00%
1,681	Resona Holdings Inc	8,389,342	12,601	5.16%
239	Sumitomo Mitsui Trust Holdings Inc	7,576,421	11,380	4.66%
375	Japan Post Bank Co Ltd	2,926,515	4,396	1.80%
726	Concordia Financial Group Ltd	2,747,672	4,127	1.69%
367	Chiba Bank Ltd/The	2,438,762	3,663	1.50%
105	Fukuoka Financial Group Inc	2,178,628	3,272	1.34%
298	Shizuoka Financial Group Inc	2,162,369	3,248	1.33%
42	Bank of Kyoto Ltd/The	1,690,875	2,540	1.04%
653	Mebuki Financial Group Inc	1,512,033	2,271	0.93%
83	Aozora Bank Ltd	1,479,516	2,222	0.91%
270	Hachijuni Bank Ltd/The	1,024,280	1,538	0.63%
256	Gunma Bank Ltd/The	894,213	1,343	0.55%
145	Yamaguchi Financial Group Inc	861,696	1,294	0.53%
472	Seven Bank Ltd	845,438	1,270	0.52%
172	Hirogin Holdings Inc	780,404	1,172	0.48%
157	Iyogin Holdings Inc	780,404	1,172	0.48%
111	Chugin Financial Group Inc	731,629	1,099	0.45%
232	Kyushu Financial Group Inc	731,629	1,099	0.45%
42	77 Bank Ltd/The	650,337	977	0.40%
39	SBI Shinsei Bank Ltd	569,045	855	0.35%
84	Hokuhoku Financial Group Inc	569,045	855	0.35%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

Shares	Description	Notional Amount	Value	Percentage of Basket
83	Nishi-Nippon Financial Holdings Inc	$552,786	$830	0.34%
47	Kiyo Bank Ltd/The	504,011	757	0.31%
82	San-In Godo Bank Ltd/The	438,977	659	0.27%
21	Daishi Hokuetsu Financial Group Inc	406,460	610	0.25%
22	Shiga Bank Ltd/The	406,460	610	0.25%
200	North Pacific Bank Ltd	357,685	537	0.22%
20	Nanto Bank Ltd/The	357,685	537	0.22%
11	Hokkoku Financial Holdings Inc	341,427	513	0.21%
116	Suruga Bank Ltd	341,427	513	0.21%
17	Juroku Financial Group Inc	341,427	513	0.21%
25	Ogaki Kyoritsu Bank Ltd/The	325,168	488	0.20%
124	Hyakugo Bank Ltd/The	308,910	464	0.19%
17	Tokyo Kiraboshi Financial Group Inc	308,910	464	0.19%
169	Senshu Ikeda Holdings Inc	292,651	440	0.18%
18	Aichi Financial Group Inc	292,651	440	0.18%
19	Awa Bank Ltd/The	292,651	440	0.18%
106	TOMONY Holdings Inc	276,393	415	0.17%
61	Keiyo Bank Ltd/The	243,876	366	0.15%
16	Procrea Holdings Inc	243,876	366	0.15%
17	Musashino Bank Ltd/The	243,876	366	0.15%
13	Okinawa Financial Group Inc	195,101	293	0.12%
9	Bank of Nagoya Ltd/The	195,101	293	0.12%
30	Bank of the Ryukyus Ltd	178,843	269	0.11%
104	Toho Bank Ltd/The	162,584	244	0.10%
12	Hyakujushi Bank Ltd/The	162,584	244	0.10%
9	Miyazaki Bank Ltd/The	146,326	220	0.09%

^^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at December 31, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Value	Percentage of Basket
MSAIBNK1
1,688	JPMorgan Chase & Co	$97,102	$(19,549)	8.14%
9,753	Regions Financial Corp	90,183	(18,156)	7.56%
6,130	Bank of America Corp	87,082	(17,532)	7.30%
1,251	PNC Financial Services Group Inc/The	84,696	(17,051)	7.10%
3,599	US Bancorp	67,279	(13,545)	5.64%
3,896	Citizens Financial Group Inc	65,729	(13,233)	5.51%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

Shares	Description	Notional Amount	Value	Percentage of Basket
4,562	Fifth Third Bancorp	$64,178	$(12,921)	5.38%
3,464	Truist Financial Corp	63,939	(12,873)	5.36%
3,518	Wells Fargo & Co	62,269	(12,536)	5.22%
8,139	KeyCorp	60,838	(12,248)	5.10%
1,004	First Republic Bank/CA	52,488	(10,567)	4.40%
2,674	Citigroup Inc	51,891	(10,447)	4.35%
7,102	Huntington Bancshares Inc/OH	42,944	(8,646)	3.60%
665	M&T Bank Corp	41,394	(8,334)	3.47%
1,912	Zions Bancorp NA	40,320	(8,117)	3.38%
1,368	Comerica Inc	39,246	(7,901)	3.29%
368	SVB Financial Group	36,264	(7,301)	3.04%
781	Popular Inc	22,188	(4,467)	1.86%
769	East West Bancorp Inc	21,711	(4,371)	1.82%
367	Cullen/Frost Bankers Inc	20,995	(4,227)	1.76%
635	Commerce Bancshares Inc/MO	18,490	(3,722)	1.55%
4,476	New York Community Bancorp Inc	16,462	(3,314)	1.38%
1,255	Associated Banc-Corp	12,406	(2,498)	1.04%
758	Synovus Financial Corp	12,168	(2,450)	1.02%
757	BankUnited Inc	10,975	(2,209)	0.92%
2,003	Valley National Bancorp	9,662	(1,945)	0.81%

^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at December 31, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Value	Percentage of Basket
MSAIFNL
12,513	Blackstone Inc	$115,851	$(11,970)	3.83%
2,707	Ameriprise Financial Inc	105,264	(10,876)	3.48%
6,348	Progressive Corp/The	102,844	(10,626)	3.40%
2,677	Aon PLC	100,424	(10,376)	3.32%
13,068	Nasdaq Inc	100,122	(10,345)	3.31%
4,681	Marsh & McLennan Cos Inc	96,794	(10,001)	3.20%
2,198	Mastercard Inc	95,282	(9,845)	3.15%
2,358	Moody’s Corp	81,973	(8,469)	2.71%
3,065	Visa Inc	79,553	(8,219)	2.63%
2,807	Chubb Ltd	77,435	(8,001)	2.56%
8,418	Aflac Inc	75,621	(7,813)	2.50%
7,992	MetLife Inc	72,293	(7,469)	2.39%
6,891	Charles Schwab Corp/The	71,688	(7,407)	2.37%
3,877	American Express Co	71,386	(7,376)	2.36%
1,607	Goldman Sachs Group Inc/The	68,966	(7,126)	2.28%
5,304	Intercontinental Exchange Inc	68,058	(7,032)	2.25%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

Shares	Description	Notional Amount	Value	Percentage of Basket
2,894	Travelers Cos Inc/The	$67,756	$(7,001)	2.24%
7,066	Hartford Financial Services Group Inc/The	66,849	(6,907)	2.21%
6,381	Principal Financial Group Inc	66,849	(6,907)	2.21%
3,928	Allstate Corp/The	66,546	(6,876)	2.20%
5,416	Discover Financial Services	66,244	(6,844)	2.19%
736	BlackRock Inc	65,034	(6,719)	2.15%
3,522	JPMorgan Chase & Co	58,984	(6,094)	1.95%
20,347	Regions Financial Corp	54,749	(5,657)	1.81%
6,859	American International Group Inc	54,144	(5,594)	1.79%
12,789	Bank of America Corp	52,934	(5,469)	1.75%
2,609	PNC Financial Services Group Inc/The	51,422	(5,313)	1.70%
2,450	CME Group Inc	51,422	(5,313)	1.70%
4,213	Capital One Financial Corp	49,002	(5,063)	1.62%
7,453	Brighthouse Financial Inc	47,792	(4,938)	1.58%
11,592	Synchrony Financial	47,490	(4,907)	1.57%
11,350	Fifth Third Bancorp	46,582	(4,813)	1.54%
3,391	T Rowe Price Group Inc	46,280	(4,782)	1.53%
25,489	Huntington Bancshares Inc/OH	44,767	(4,625)	1.48%
9,115	Citizens Financial Group Inc	44,767	(4,625)	1.48%
3,588	Prudential Financial Inc	44,465	(4,594)	1.47%
14,470	Ally Financial Inc	44,162	(4,563)	1.46%
6,953	Zions Bancorp NA	42,650	(4,407)	1.41%
18,837	KeyCorp	40,835	(4,219)	1.35%
7,510	US Bancorp	40,835	(4,219)	1.35%
6,987	Bank of New York Mellon Corp/The	39,625	(4,094)	1.31%
3,590	Northern Trust Corp	39,625	(4,094)	1.31%
7,228	Truist Financial Corp	38,718	(4,000)	1.28%
7,340	Wells Fargo & Co	37,810	(3,907)	1.25%
3,847	State Street Corp	37,205	(3,844)	1.23%
11,244	Franklin Resources Inc	36,903	(3,813)	1.22%
19,952	Western Union Co/The	34,180	(3,532)	1.13%
4,013	Comerica Inc	33,576	(3,469)	1.11%
5,579	Citigroup Inc	31,458	(3,250)	1.04%
13,068	Invesco Ltd	29,341	(3,032)	0.97%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

†The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at December 31, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Value	Percentage of Basket
MSCI ACWI
1,771	AON PLC A	$48,476	$(5,504)	0.39%
27,323	MINEBEA MITSUMI	37,212	(4,225)	0.30%
466,038	BANK NEGARA INDONESIA	25,179	(2,859)	0.20%
33,361	EQUATORIAL ENERGIA ON	15,566	(1,767)	0.13%
4,441	COMCAST CORP A (NEW)	14,158	(1,607)	0.12%
83,962	TINGYI HOLDING CORP (CN)	13,515	(1,534)	0.11%
139,550	AMERICA MOVIL L	11,543	(1,311)	0.09%
23,447	JBS ON	8,904	(1,011)	0.07%
7,257	ZHEJIANG SUPCON A (HK-C)	8,686	(986)	0.07%
33,371	JIUMAOJIU INTL HLDGS	8,128	(923)	0.07%
3,385	JOHNSON MATTHEY	7,895	(896)	0.06%
228	MCKESSON CORP	7,784	(884)	0.06%
12,457	CK HUTCHISON HOLDINGS	6,817	(774)	0.06%
9,780	BERGER PAINTS INDIA	6,266	(711)	0.05%
8,992	RICOH CO	6,257	(710)	0.05%
977	NEXT	6,222	(706)	0.05%
375	FEDEX CORP	5,917	(672)	0.05%
7,990	CHIBA BANK	5,312	(603)	0.04%
395	EXTRA SPACE STORAGE	5,305	(602)	0.04%
10,592	POWER ASSETS HOLDINGS	5,289	(601)	0.04%
4,026	NEWCREST MINING	5,138	(583)	0.04%
429	PPG INDUSTRIES	4,917	(558)	0.04%
59,735	XINJIANG GOLDWIND SCI H	4,850	(551)	0.04%
1,530	CEZ CESKE ENER ZAVODY	4,747	(539)	0.04%
505	SAP	4,734	(537)	0.04%
147	MASTERCARD A	4,659	(529)	0.04%
11,384	KOC HOLDING	4,641	(527)	0.04%
481	TFI INTERNATIONAL	4,386	(498)	0.04%
2,980	REPSOL	4,305	(489)	0.04%
742	COCA COLA (THE)	4,305	(489)	0.04%
4,470	GOLD FIELDS	4,219	(479)	0.03%
9,406	PETROBRAS PN	3,980	(452)	0.03%
8,129	LENDLEASE GROUP	3,940	(447)	0.03%
1,084	TC ENERGY CORPORATION	3,938	(447)	0.03%
785	PORSCHE AUTOMOBIL VZG	3,916	(445)	0.03%
587	ROHM CO	3,865	(439)	0.03%
14,883	ZHEJIANG NHU CO A (HK-C)	3,677	(417)	0.03%
8,497	ITAU UNIBANCO PN	3,668	(416)	0.03%
174	SNAP-ON	3,617	(411)	0.03%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

Shares	Description	Notional Amount	Value	Percentage of Basket
176	TRACTOR SUPPLY CO	$3,612	$(410)	0.03%
1,721	KLEPIERRE	3,604	(409)	0.03%
440	BMW STAMM	3,569	(405)	0.03%
354	ABBOTT LABORATORIES	3,542	(402)	0.03%
1,897	MEDIATEK INC	3,517	(399)	0.03%
944	GEA GROUP	3,507	(398)	0.03%
2,045	SIEMENS ENERGY	3,497	(397)	0.03%
1,415	INTEL CORP	3,411	(387)	0.03%
1,595	MAKITA CORP	3,394	(385)	0.03%
2,400	BROTHER INDUSTRIES	3,329	(378)	0.03%
254	WALMART	3,286	(373)	0.03%

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following table summarizes the inputs used as of December 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$69,049,221	$–	$–	$69,049,221
U.S. Treasury Obligations Registered Investment	–	47,716,554	–	47,716,554
Companies	4,143,861	–	–	4,143,861
Warrants	–	314,742	–	314,742
Purchased Options	128,043	–	–	128,043

Total Investments in Securities	$73,321,125	$48,031,296	$–	$121,352,421

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(28,890)	$–	$–	$(28,890)
Futures Contracts*
Unrealized Depreciation	(764,613)	–	–	(764,613)
Forwards Contracts*
Unrealized Appreciation	–	17,151	–	17,151
Unrealized Depreciation	–	(223,891)	–	(223,891)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,262,275	–	1,262,275
Unrealized Depreciation	–	(2,492,053)	–	(2,492,053)
Total Other Financial

Instruments	$(793,503)	$(1,436,518)	$–	$(2,230,021)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2022

SECTOR WEIGHTINGS (Unaudited)†:

†	Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.3%

	Shares	Value

Canada — 5.8%
Descartes Systems Group *	300,281	$20,933,179

United States — 87.5%
Communication Services — 3.8%
New York Times, Cl A	416,060	13,505,308

Consumer Discretionary — 22.7%
Lindblad Expeditions Holdings *	1,297,591	9,991,451
Malibu Boats, Cl A *	222,783	11,874,334
Skyline Champion *	359,208	18,502,804
Vail Resorts	91,151	21,725,841
Xometry, Cl A *	312,594	10,074,905
YETI Holdings *	220,363	9,103,195

		81,272,530

Health Care — 9.0%
Option Care Health *	519,585	15,634,313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2022

COMMON STOCK (continued)

	Shares	Value

Health Care (continued)
Progyny *	536,353	$16,707,396

		32,341,709

Industrials — 35.0%
Atkore*	78,990	8,959,046
Driven Brands Holdings *	575,986	15,730,177
EnPro Industries	128,982	14,019,053
Federal Signal	72,954	3,390,172
Hillman Solutions *	1,295,232	9,338,623
Montrose Environmental Group *	577,059	25,615,649
SiteOne Landscape Supply *	143,962	16,889,622
Trex*	363,672	15,394,236
WESCO International *	128,804	16,126,261

		125,462,839

Information Technology — 11.1%
DoubleVerify Holdings, Cl Rights *	964,240	21,174,710
Sprout Social, Cl A *	332,167	18,754,149

		39,928,859

Materials — 5.9%
Ingevity*	302,442	21,304,014

		313,815,259

Total Common Stock
(Cost $340,457,565)		334,748,438

U.S. TREASURY OBLIGATIONS — 6.2%
	Face Amount
U.S. Treasury Bills 4.23%, 3/21/2023 (A)	$15,500,000	15,359,869
6.36%, 2/16/2023 (A)	7,000,000	6,965,189

Total U.S. Treasury Obligations
(Cost $22,324,073)		22,325,058

Total Investments - 99.5%
(Cost $362,781,638)		$357,073,496

Other Assets & Liabilities, Net - 0.5%		1,788,886

Net Assets - 100.0%		$358,862,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2022

A list of the open futures contracts held by the Fund at December 31, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts Russell 2000 Index E-MINI	200	Mar-2023	$18,482,189	$17,709,000	$(773,189)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Morgan Stanley	03/15/23	CAD	27,100,000	USD	19,923,133	$(102,484)

A list of the open OTC swap agreements held by the Fund at December 31, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)

Morgan Stanley	Boot Barn Holdings	Boot Barn Holdings Inc	FEDREF-1-DAY	Annually	05/08/2024	USD	1,103,345	$(79,088)	$–	$(79,088)

Morgan Stanley	RH	1-MONTH LIBOR	74967X103	Annually	07/17/2024	USD	14,168,398	(21,899)	–	(21,899)

Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMER MARKETS INC	1-MONTH LIBOR	Annually	04/12/2023	USD	2,451,764	(355,601)	–	(355,601)

Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMER MARKETS INC	1-MONTH LIBOR	Annually	05/08/2024	USD	5,112,243	(1,097,890)	–	(1,097,890)

								$(1,554,478)	$–	$(1,554,478)

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following table summarizes the inputs used as of December 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$334,748,438	$–	$–	$334,748,438
U.S. Treasury Obligations	–	22,325,058	–	22,325,058

Total Investments in Securities	$334,748,438	$22,325,058	$–	$357,073,496

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2022

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(773,189)	$–	$–	$(773,189)
Forwards Contracts*
Unrealized Depreciation	–	(102,484)	–	(102,484)
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(1,554,478)	–	(1,554,478)

Total Other Financial Instruments	$(773,189)	$(1,656,962)	$–	$(2,430,151)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “— “ are $0.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2022

SECTOR WEIGHTINGS (Unaudited)†:

†	Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 51.9%

	Shares	Value

Belgium — 2.2%
Anheuser-Busch InBev	97,505	$5,873,116

China — 6.5%
Alibaba Group Holding ADR *	34,307	3,022,104
Budweiser Brewing APAC	1,088,900	3,424,850
Industrial & Commercial Bank of China, Cl H	12,595,000	6,486,737
JD.com ADR	18,148	1,018,647
Tencent Holdings	28,200	1,206,695
Tencent Holdings ADR	53,894	2,282,950

		17,441,983

Denmark — 1.4%
Novo Nordisk ADR	28,366	3,839,054

France — 1.3%
Air Liquide	3,521	499,021
L’Oreal	3,569	1,274,493
L’Oreal ADR	24,539	1,748,281

		3,521,795

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2022

COMMON STOCK (continued)

	Shares	Value

Germany — 14.1%
Brenntag	80,065	$5,118,318
Deutsche Boerse	18,319	3,164,973
Fresenius & KGaA	123,170	3,460,980
Infineon Technologies	58,088	1,767,779
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	25,323	8,240,499
Puma	78,695	4,776,337
SAP	49,279	5,084,622
SAP ADR	6,589	679,919
Siemens	38,151	5,294,315

		37,587,742

India — 4.0%
HDFC Bank ADR	52,112	3,564,982
ICICI Bank ADR	319,361	6,990,812

		10,555,794

Italy — 2.8%
Intesa Sanpaolo	1,432,593	3,186,641
Moncler	56,344	2,985,504
UniCredit	86,077	1,222,893

		7,395,038

Japan — 4.2%
Asahi Group Holdings	33,200	1,041,990
FANUC	18,300	2,765,777
Nintendo	49,000	2,065,437
Sony Group	2,100	160,572
Sony Group ADR	69,234	5,281,170

		11,314,946

Netherlands — 1.5%
ASM International	6,709	1,692,349
Euronext	15,032	1,112,850
Universal Music Group	44,881	1,081,441

		3,886,640

Sweden — 0.5%
Hexagon, Cl B	138,784	1,449,705

Switzerland — 1.3%
Alcon	10,114	693,315
Cie Financiere Richemont, Cl A	972	126,040
SGS	560	1,302,114
Straumann Holding	10,921	1,247,237

		3,368,706

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2022

COMMON STOCK (continued)

	Shares	Value

Taiwan — 1.5%
Taiwan Semiconductor Manufacturing ADR	52,438	$3,906,107

United Kingdom — 4.8%
Coca-Cola Europacific Partners	139,679	7,727,042
Linde	15,787	5,161,840

		12,888,882

United States — 5.8%
Holcim	71,211	3,687,430
Medtronic	68,229	5,302,758
Nestle	22,825	2,644,753
Stellantis	274,078	3,891,468

		15,526,409

Total Common Stock
(Cost $146,850,551)		138,555,917

U.S. TREASURY OBLIGATIONS — 42.7%
	Face Amount
U.S. Treasury Bills 4.09%, 2/16/2023 (A)	$55,000,000	54,726,490
4.31%, 3/21/2023 (A)	60,000,000	59,457,556

Total U.S. Treasury Obligations (Cost $114,155,321)		114,184,046

Total Investments - 94.6% (Cost $261,005,872)		$252,739,963

Other Assets & Liabilities, Net - 5.4%		14,558,884

Net Assets - 100.0%		$267,298,847

A list of the open futures contracts held by the Fund at December 31, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
MSCI Emerging
Markets	131	Mar-2023	$6,502,301	$6,284,070	$218,231)
Nikkei 225 Index	24	Mar-2023	4,855,014	4,769,278	(291,066)
S&P 500 Index E-MINI	6	Mar-2023	1,207,742	1,158,300	(49,442)
S&P TSX 60 Index	18	Mar-2023	3,222,430	3,110,517	(115,090)
SPI 200 Index	20	Mar-2023	2,489,612	2,380,255	(88,257)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2022

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
TOPIX Index	112	Mar-2023	$15,873,185	$16,142,030	$(415,447)

			$34,150,284	$33,844,450	$(1,177,533)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	03/15/23	USD	15,874,561	GBP	13,000,000	$(130,597)
Morgan Stanley	03/15/23	USD	21,077,213	JPY	2,850,000,000	845,543
Morgan Stanley	03/15/23	USD	62,037,073	EUR	58,000,000	350,047

						$1,064,993

A list of the open OTC swap agreements held by the Fund at December 31, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)

JPMorgan Chase	Accor SA	AC FP EQUITY	1-Month LIBOR	Annually	02/08/2023	EUR	2,332,617	$(376,560)	$–	$(376,560)

Bank of America	AIR LIQUIDE SA	EURIBOR-1- MONTH	AI FP EQUITY	Annually	05/07/2024	EUR	4,770,838	(547,802)	–	(547,802)

Goldman Sachs	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/09/2024	GBP	909,255	128,898	–	128,898

Morgan Stanley	Astrazeneca PLC	AZN LN EQUITY	1-Month LIBOR	Annually	10/07/2024	GBP	4,316,738	1,709,422	–	1,709,422

Credit Suisse	BNP Paribas	BNP FP EQUITY	1-Month LIBOR	Annually	11/13/2024	EUR	3,315,930	389,026	–	389,026

JPMorgan Chase	Bureau Veritas SA	BVI FP EQUITY	1-Month LIBOR	Annually	12/30/2024	EUR	3,262,849	173,418	–	173,418

Morgan Stanley	CLH PLC	CRH ID EQUITY	1-Month LIBOR	Annually	10/07/2024	EUR	5,049,953	411,225	–	411,225

Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	02/01/2023	EUR	4,934,881	(900,567)	–	(900,567)

Goldman Sachs	CSI 500 NTR	1-Month LIBOR	CSIN0905	Annually	01/13/2023	CNY	2,065,090	139,223	–	139,223

Goldman Sachs	Euronext NV	ENX FP EQUITY	1-Month LIBOR	Annually	10/25/2023	EUR	6,292,631	(1,563,320)	–	(1,563,320)

Goldman Sachs	GSAIRNEW Index^	1MLIBOR	GSAIRNEWINDEX	Annually	03/06/2024	EUR	589,761	(4,663)	–	(4,663)

Goldman Sachs	Informa PLC	INF LN EQUITY	1-Month LIBOR	Annually	08/02/2023	GBP	1,170,848	341,369	–	341,369

JPMorgan Chase	Intercontinental HO	IHG LN EQUITY	1-Month LIBOR	Annually	12/20/2023	USD	2,622,538	49,279	–	49,279

Bank of America	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	04/04/2023	GBP	3,326,355	(14,950)	–	(14,950)

Morgan Stanley	LVMH Moet Hennessy	MC FP EQUITY	1-Month LIBOR	Annually	09/11/2023	EUR	3,884,422	227,845	–	227,845

Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/07/2024	EUR	3,859,079	554,606	–	554,606

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2022

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
JPMorgan Chase	Schneider Electric	SU FP EQUITY	1-Month LIBOR	Annually	03/08/2024	EUR	4,542,013	$(471,210)	$–	$(471,210)
Morgan Stanley	Taiwan	2330 TT EQUITY	1-Month LIBOR	Annually	12/19/2024	USD	746,482	(145,946)	–	(145,946)
Morgan Stanley	Veolia Environment	VIE FP EQUITY	1-Month LIBOR	Annually	10/07/2024	EUR	7,978,934	(871,240)	–	(871,240)
Bank of America	Vinci SA	FR0000125486	1-Month LIBOR	Annually	02/08/2023	EUR	7,395,074	365,723	–	365,723

								$(406,224)	$–	$(406,224)

^ The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at December 31, 2022:

     Equity Basket Swaps

Shares	Description	Notional Amount	Value	Percentage of Basket
GSAIRNEW
3,754,237	RWE AG	$71,066	$(562)	12.05%
11,665,863	Iberdrola SA	58,032	(459)	9.84%
3,677,155	Vestas Wind Systems A/S	45,530	(360)	7.72%
918,276	Orsted AS	35,504	(281)	6.02%
15,261,742	Enel SpA	34,973	(277)	5.93%
8,085,418	E.ON SE	34,383	(272)	5.83%
220,925	Linde PLC	30,727	(243)	5.21%
2,710,520	SSE PLC	23,885	(189)	4.05%
7,526,473	Terna - Rete Elettrica Nazionale	23,649	(187)	4.01%
2,861,304	Siemens Energy AG	22,883	(181)	3.88%
1,984,602	EDP Renovaveis SA	18,577	(147)	3.15%
431,184	Alfen Beheer BV	16,513	(131)	2.80%
1,854,494	Encavis AG	15,629	(124)	2.65%
257,433	Air Liquide SA	15,511	(123)	2.63%
1,851,399	Solaria Energia y Medio Ambiente SA	14,449	(114)	2.45%
23,082,313	NEL ASA	13,859	(110)	2.35%
348,821	Verbund AG	12,503	(99)	2.12%
1,497,585	Siemens Gamesa Renewable Energy SA	12,326	(97)	2.09%
146,287	Acciona SA	11,441	(90)	1.94%
4,906,973	EDP - Energias de Portugal SA	10,380	(82)	1.76%
1,619,514	Engie SA	9,849	(78)	1.67%
1,472,016	Nordex SE	8,846	(70)	1.50%
160,265	Wacker Chemie AG	8,728	(69)	1.48%
427,012	Neoen SA	7,313	(58)	1.24%
7,392,575	Enlight Renewable Energy Ltd	6,428	(51)	1.09%
430,460	ERG SpA	5,662	(45)	0.96%
956,396	PowerCell Sweden AB	4,659	(37)	0.79%
1,261,618	Scatec ASA	4,305	(34)	0.73%
269,916	Prysmian SpA	4,246	(34)	0.72%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2022

Shares	Description	Notional Amount	Value	Percentage of Basket
6,508,616	ITM Power PLC	$3,067	$ (24)	0.52%
1,425,266	Ceres Power Holdings PLC	2,595	(21)	0.44%
4,627,853	Aker Carbon Capture ASA	2,300	(18)	0.39%

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following table summarizes the inputs used as of December 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$138,555,917	$–	$–	$138,555,917
U.S. Treasury Obligations	–	114,184,046	–	114,184,046

Total Investments in Securities	$138,555,917	$114,184,046	$–	$252,739,963

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(1,177,533)	$–	$–	$(1,177,533)
Forwards Contracts*
Unrealized Appreciation	–	1,195,590	–	1,195,590
Unrealized Depreciation	–	(130,597)	–	(130,597)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	4,490,034	–	4,490,034
Unrealized Depreciation	–	(4,896,258)	–	(4,896,258)

Total Other Financial Instruments	$(1,177,533)	$658,769	$–	$(518,764)

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations:

ADR — American Depositary Receipt

BBA — British Bankers Association

BZDIOVRA — Brazil Interbank Deposit Rate

Cl — Class

CMT— Constant Maturity

ETF — Exchange Traded Fund

EURIBOR — European Interbank Offered Rate

FTSE— Financial Times Stock Exchange Group

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR— London Interbank Offered Rate

LLP — Limited Liability Partnership

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Interbank Average Rate

SPI — Swiss Performance Index

SPDR — Standard & Poor’s Depositary Receipt

TONAR — Tokyo Overnight Average Rate

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Corporation

Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNH — Chinese Yuan

CNY — Chinese Yen

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

SEK — Swedish Krona

TWD— Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES

	New World Opportunities Fund	Endeavour Equity Fund
Assets:
Investments, at Value (Cost $(326,845,214) and $(120,034,382))	$299,807,173	$121,352,421
Foreign Currency, at Value (Cost $(343,715) and $–)	350,431	–
Swap Contracts, at Value (Cost $– and $–)	–	1,262,275
Receivable for Investment Securities Sold	–	7,472,470
Receivable for Capital Shares Sold	–	28,500
Interest and Dividend Receivable	3,870,964	34,606
Cash Equivalents	3,764,736	12,029,726
Cash Pledged as Collateral for Forward Foreign Currency Contracts	10,000	–
Cash Pledged as Collateral for Futures Contracts	11,290	1,301,180
Cash Pledged as Collateral for Options Contracts	161,820	1,331,910
Cash Pledged as Collateral for CC Swap Contracts	201,993	–
Cash Pledged as Collateral for OTC Swap Contracts	–	1,591,495
Unrealized Appreciation on Forward Foreign Currency Contracts	668,652	17,151
Unrealized Appreciation on Spot Currency Contracts	261	2,746
Tax Reclaim Receivable	546	10,008
Prepaid Expenses	10,263	14,730

Total Assets	308,858,129	146,449,218

Liabilities:
Swap Contracts, at Value (Premiums $– and $–)	–	2,492,053
Options Written, at Value (Proceeds $– and $42,199)	–	28,890
Payable for Investment Securities Purchased	1,039,795	8,087,839
Payable for Capital Shares Redeemed	511,854	297,400
Unrealized Depreciation on Forward Foreign Currency Contracts	310,105	223,891
Deposits from Counterparty	260,000	260,000
Due to Adviser	92,553	39,785
Due to Administrator	10,434	8,493
Chief Compliance Officer Fees Payable	1,272	595
Trustees Fees Payable	4	2
Payable to Custodian	–	529,666
Payable for Variation Margin for Future Contracts	–	5,832
Other Accrued Expenses	91,821	13,652

Total Liabilities	2,317,838	11,988,098

Net Assets	$306,540,291	$134,461,120

Net Assets Consist of:
Paid-in Capital	$366,557,271	$151,030,271
Total Accumulated Loss	(60,016,980)	(16,569,151)

Net Assets	$306,540,291	$134,461,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

	New World Opportunities Fund	Endeavour Equity Fund
Institutional Shares:

Net Assets	$306,413,360	$133,919,517
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	36,795,624	11,815,760

Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$8.33	$11.33

Class X Shares:

Net Assets	$126,931	$541,603
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	15,234	47,953

Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$8.33	$11.29

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES

	Discover Equity Fund	International Equity Fund
Assets:
Investments, at Value (Cost $(362,781,638) and $(261,005,872))	$357,073,496	$252,739,963
Foreign Currency, at Value (Cost $(72,284) and $(4,376,318))	71,994	4,886,959
Swap Contracts, at Value (Cost $– and $–)	–	4,490,034
Receivable for Investment Securities Sold	4,975,340	–
Interest and Dividend Receivable	174,098	67,808
Cash Equivalents	–	6,947,347
Cash Pledged as Collateral for Forward Foreign Currency Contracts	–	5,877,080
Cash Pledged as Collateral for Futures Contracts	1,098,008	646,345
Cash Pledged as Collateral for Options Contracts	–	800,000
Cash Pledged as Collateral for OTC Swap Contracts	1,647,109	–
Unrealized Appreciation on Forward Foreign Currency Contracts	–	1,195,590
Unrealized Appreciation on Spot Currency Contracts	–	76
Tax Reclaim Receivable	–	438,158
Prepaid Expenses	4,734	180,924

Total Assets	365,044,779	278,270,284

Liabilities:
Swap Contracts, at Value (Premiums $– and $–)	1,554,478	4,896,258
Due to Broker	2,262,282	–
Payable for Capital Shares Redeemed	1,385,665	–
Payable for Investment Securities Purchased	237,758	–
Unrealized Depreciation on Forward Foreign Currency Contracts	102,484	130,597
Due to Adviser	91,569	3,583,894
Due to Administrator	19,344	8,675
Chief Compliance Officer Fees Payable	1,669	1,139
Trustees Fees Payable	5	3
Deposits from Counterparty	–	2,244,381
Other Accrued Expenses	527,143	106,490

Total Liabilities	6,182,397	10,971,437

Net Assets	$358,862,382	$267,298,847

Net Assets Consist of:
Paid-in Capital	$444,779,194	$281,590,847
Total Accumulated Loss	(85,916,812)	(14,292,000)

Net Assets	$358,862,382	$267,298,847

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

	Discover Equity Fund	International Equity Fund

Institutional Shares:
Net Assets	$347,406,417	$266,485,465
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	35,477,094	29,193,708

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$9.79	$9.13

Class X Shares:

Net Assets	$11,455,965	$813,382
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,174,020	89,107

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$9.76	$9.13

Amount designated as “—“ is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

STATEMENTS OF OPERATIONS

	New World Opportunities Fund	Endeavour Equity Fund
Investment Income:
Interest Income	$13,784,429	$740,754
Dividend Income	76,392	678,564
Less: Foreign Taxes Withheld	(2,718)	(32,846)

Total Investment Income	13,858,103	1,386,472

Expenses:
Investment Advisory Fees (Note 7)	1,240,720	475,590
Administration Fees	125,980	99,999
Trustees’ Fees	11,628	5,238
Chief Compliance Officer Fees	5,295	3,726
Shareholder Servicing Fees (Class A Shares)	130	839
Professional Fees	74,182	41,453
Custodian Fees	72,748	30,751
Transfer Agent Fees	58,242	49,064
Registration Fees	41,115	39,587
Printing Fees	24,058	11,510
Insurance and Other Expenses	106,894	81,402

Total Expenses	1,760,992	839,159

Net Investment Income	12,097,111	547,313

Net Realized Gain (Loss) on:
Investments	(34,714,061)	(14,850,484)
Futures Contracts	4,908,220	(1,956,644)
Foreign Currency Transactions	(79,044)	19,786
Forward Foreign Currency Contracts	96,807	420,513
Swap Contracts	(1,958,341)	1,228,034
Purchased Options and Swaptions Contracts	(875,876)	331,353
Written Options and Swaptions Contracts	442,334	356,358

Net Realized Loss	(32,179,961)	(14,451,084)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(14,133,587)	(7,465,994)
Futures Contracts	91,194	(1,391,585)
Foreign Currency Translation	10,287	39,332
Forward Foreign Currency Contracts	354,274	(319,323)
Swap Contracts	20,874	(3,525,464)
Purchased Options Contracts	(142,626)	(1,776)
Written Options Contracts	–	5,236

Net Change in Unrealized Appreciation (Depreciation)	(13,799,584)	(12,659,574)

Net Realized and Unrealized Loss	(45,979,545)	(27,110,658)

Net Decrease in Net Assets Resulting from Operations	$(33,882,434)	$(26,563,345)

Amount designated as “—“ is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

STATEMENTS OF OPERATIONS

	Discover Equity Fund	International Equity Fund
Investment Income:
Interest Income	$398,730	$1,346,733
Dividend Income	1,211,074	4,052,051
Less: Foreign Taxes Withheld	–	(394,238)

Total Investment Income	1,609,804	5,004,546

Expenses:
Investment Advisory Fees (Note 7)	1,019,111	4,761,471
Administration Fees	160,746	107,430
Trustees’ Fees	14,861	9,865
Shareholder Servicing Fees (Class A Shares)	7,943	856
Chief Compliance Officer Fees	5,933	4,879
Professional Fees	530,993	69,465
Transfer Agent Fees	62,975	52,060
Registration Fees	49,191	46,138
Custodian Fees	46,283	47,572
Printing Fees	25,908	20,524
Insurance and Other Expenses	33,067	167,419
Reimbursement of Waiver to Investment Advisor (Note 7)	3,943	–

Total Expenses	1,960,954	5,287,679

Less:
Waiver of Investment Advisory Fees (Note 7)	–	(192,090)

Net Expenses	1,960,954	5,095,589

Net Investment Loss	(351,150)	(91,043)

Net Realized Gain (Loss) on:
Investments	(72,365,135)	(7,421,825)
Futures Contracts	(4,704,721)	142,412
Foreign Currency Transactions	92,747	(172,012)
Forward Foreign Currency Contracts	376,513	2,980,194
Swap Contracts	2,252,862	3,075,277
Purchased Options Contracts	(2,975,836)	–
Written Options Contracts	2,857,488	911,394

Net Realized Loss	(74,466,082)	(484,560)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(111,256,677)	(19,685,256)
Futures Contracts	(1,091,783)	(1,258,777)
Foreign Currency Translation	(290)	501,006
Forward Foreign Currency Contracts	(118,794)	1,064,993
Swap Contracts	(885,822)	(14,630,729)
Purchased Options Contracts	163,335	–
Written Options Contracts	(181,987)	–

Net Change in Unrealized Appreciation (Depreciation)	(113,372,018)	(34,008,763)

Net Realized and Unrealized Loss	(187,838,100)	(34,493,323)

Net Decrease in Net Assets Resulting from Operations	$(188,189,250)	$(34,584,366)

Amount designated as “—“ is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2022	Year Ended December 31, 2021

Operations:
Net Investment Income	$12,097,111	$14,013,883
Net Realized Gain (Loss) on Investments	(32,179,961)	3,915,671
Net Change in Unrealized Depreciation on Investments	(13,799,584)	(31,296,908)

Net Decrease in Net Assets Resulting from Operations	(33,882,434)	(13,367,354)

Return of Capital	—	(456,616)

Distributions:	(11,501,411)	(17,435,018)

Capital Share Transactions:
Institutional Shares:
Issued	189,012	7,429,513
Reinvestment of Distributions	6,084,662	5,850,946
Redeemed	(2,169,458)	(4,836,894)

Net Institutional Share Transactions	4,104,216	8,443,565

Class X Shares:
Issued	21,782	172,790
Reinvestment of Distributions	4,573	11,114
Redeemed	(29,511)	(173,228)

Net Class X Share Transactions	(3,156)	10,676

Net Increase in Net Assets from Share Transactions	4,101,060	8,454,241

Total Decrease in Net Assets	(41,282,785)	(22,804,747)

Net Assets:
Beginning of Year	347,823,076	370,627,823

End of Year	$306,540,291	$347,823,076

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Shares Issued and Redeemed:

Institutional Shares:

Issued	19,980	711,448

Reinvestment of Distributions	722,131	598,994

Redeemed	(246,624)	(496,330)

Net Institutional Shares Capital Share Transactions	495,487	814,112

Class X Shares:

Issued	2,631	16,732

Reinvestment of Distributions	542	1,116

Redeemed	(3,464)	(17,617)

Net Class X Shares Capital Share Transactions	(291)	231

Net Increase in Shares Outstanding from Share Transactions	495,196	814,343

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net Investment Income (Loss)	$547,313	$(294,542)
Net Realized Gain (Loss) on Investments	(14,451,084)	11,870,472
Net Change in Unrealized Appreciation (Depreciation) on Investments	(12,659,574)	439,060

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,563,345)	12,014,990

Distributions:	(1,845,296)	(16,216,564)

Capital Share Transactions:
Institutional Shares:
Issued	93,471	102,486,252
Reinvestment of Distributions	1,370,206	11,976,189
Redeemed	(673,519)	(631,027)

Net Institutional Share Transactions	790,158	113,831,414

Class X Shares:
Issued	121,906	921,630
Reinvestment of Distributions	6,839	96,579
Redeemed	(414,106)	(107,005)

Net Class X Share Transactions	(285,361)	911,204

Net Increase in Net Assets from Share Transactions	504,797	114,742,618

Total Increase (Decrease) in Net Assets	(27,903,844)	110,541,044

Net Assets:
Beginning of Year	162,364,964	51,823,920

End of Year	$134,461,120	$162,364,964

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Shares Issued and Redeemed:

Institutional Shares:

Issued	7,834	7,150,307

Reinvestment of Distributions	120,280	867,294

Redeemed	(56,035)	(43,794)

Net Institutional Shares Capital Share Transactions	72,079	7,973,807

Class X Shares:

Issued	10,377	64,298

Reinvestment of Distributions	602	7,023

Redeemed	(34,767)	(7,118)

Net Class X Shares Capital Share Transactions	(23,788)	64,203

Net Increase in Shares Outstanding from Share Transactions	48,291	8,038,010

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2022	Year Ended December 31, 2021

Operations:
Net Investment Loss	$(351,150)	$(20,514,613)
Net Realized Gain (Loss) on Investments	(74,466,082)	144,542,427
Net Change in Unrealized Depreciation on Investments	(113,372,018)	(4,387,666)

Net Increase (Decrease) in Net Assets Resulting from Operations	(188,189,250)	119,640,148

Distributions:	(20,348,129)	(121,453,559)

Capital Share Transactions:
Institutional Shares:
Issued	6,338,861	103,573,903
Reinvestment of Distributions	14,753,782	84,333,350
Redeemed	(1,434,075)	(362,291)

Net Institutional Share Transactions	19,658,568	187,544,962

Class X Shares:
Issued	9,950,894	2,642,442
Reinvestment of Distributions	662,887	1,464,540
Redeemed	(2,539,839)	(647,634)

Net Class X Share Transactions	8,073,942	3,459,348

Net Increase in Net Assets from Share Transactions	27,732,510	191,004,310

Total Increase (Decrease) in Net Assets	(180,804,869)	189,190,899

Net Assets:
Beginning of Year	539,667,251	350,476,352

End of Year	$358,862,382	$539,667,251

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Shares Issued and Redeemed:

Institutional Shares:

Issued	471,046	6,059,432

Reinvestment of Distributions	1,508,206	5,310,664

Redeemed	(145,537)	(19,544)

Net Institutional Shares Capital Share Transactions	1,833,715	11,350,552

Class X Shares:

Issued	905,561	144,984

Reinvestment of Distributions	68,058	92,458

Redeemed	(224,786)	(36,502)

Net Class X Shares Capital Share Transactions	748,833	200,940

Net Increase in Shares Outstanding from Share Transactions	2,582,548	11,551,492

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2022	Year Ended December 31, 2021

Operations:
Net Investment Income (Loss)	$(91,043)	$1,635,806
Net Realized Gain (Loss) on Investments	(484,560)	15,485,656
Net Change in Unrealized Appreciation (Depreciation) on Investments	(34,008,763)	5,433,235

Net Increase (Decrease) in Net Assets Resulting from Operations	(34,584,366)	22,554,697

Return of Capital	—	(103,825)

Distributions:	(6,606,549)	(47,513,844)

Capital Share Transactions:
Institutional Shares:
Issued	1,000	343,140
Reinvestment of Distributions	3,318,439	21,075,325
Redeemed	(25)	(125)

Net Institutional Share Transactions	3,319,414	21,418,340

Class X Shares:
Issued	720	1,265,620
Reinvestment of Distributions	19,942	159,536
Redeemed	(62,361)	(331,507)

Net Class X Share Transactions	(41,699)	1,093,649

Net Increase in Net Assets from Share Transactions	3,277,715	22,511,989

Total Decrease in Net Assets	(37,913,200)	(2,550,983)

Net Assets:
Beginning of Year	305,212,047	307,763,030

End of Year	$267,298,847	$305,212,047

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Shares Issued and Redeemed:

Institutional Shares:

Issued	109	29,374

Reinvestment of Distributions	365,515	1,993,726

Redeemed	(3)	(11)

Net Institutional Shares Capital Share Transactions	365,621	2,023,089

Class X Shares:

Issued	77	103,561

Reinvestment of Distributions	2,200	15,056

Redeemed	(7,164)	(29,326)

Net Class X Shares Capital Share Transactions	(4,887)	89,291

Net Increase in Shares Outstanding from Share Transactions	360,734	2,112,380

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Institutional Shares	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/ Period	$9.58	$10.44	$9.97	$10.00

Income (Loss) from Operations:
Net Investment Income(2)	0.33	0.39	0.29	0.33
Net Realized and Unrealized Gain (Loss)	(1.26)	(0.76)	0.48	(0.04)

Total from Operations	(0.93)	(0.37)	0.77	0.29

Dividends and Distributions:
Net Investment Income	(0.32)	(0.35)	(0.30)	(0.32)
Net Realized Gain	—	(0.13)	—	—
Return of Capital	—	(0.01)	—	—

Total Dividends and Distributions	(0.32)	(0.49)	(0.30)	(0.32)

Net Asset Value, End of Year/Period	$8.33	$9.58	$10.44	$9.97

Total Return†	(9.75)%	(3.59)%	7.98%	2.97%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$306,413	$347,674	$370,468	$352,919

Ratio of Expenses to Average Net Assets	0.56%	0.55%	1.46%	0.50%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.56%	0.57%	1.53%	0.61%**
Ratio of Net Investment Income to Average Net Assets	3.84%	3.79%	2.89%	4.04%**
Portfolio Turnover Rate†	79%	133%	132%	78%

(1)	Commenced operations on March 18, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 1.33%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Class X Shares	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/ Period	$9.58	$10.44	$9.97	$9.94

Income (Loss) from Operations:
Net Investment Income(2)	0.32	0.38	0.12	0.11
Net Realized and Unrealized Gain (Loss)	(1.26)	(0.76)	0.65	0.14

Total from Operations	(0.94)	(0.38)	0.77	0.25

Dividends and Distributions:
Net Investment Income	(0.31)	(0.35)	(0.30)	(0.22)
Net Realized Gain	—	(0.13)	—	—
Return of Capital	—	(0.00)^	—	—

Total Dividends and Distributions	(0.31)	(0.48)	(0.30)	(0.22)

Net Asset Value, End of Year/Period	$8.33	$9.58	$10.44	$9.97

Total Return†	(9.84)%	(3.68)%	7.98%	2.52%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$127	$149	$160	$—

Ratio of Expenses to Average Net Assets	0.66%	0.63%	3.69%	0.03%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.66%	0.64%	3.73%	0.03%**
Ratio of Net Investment Income to Average Net Assets	3.73%	3.71%	1.11%	3.84%**
Portfolio Turnover Rate†	79%	133%	132%	78%

(1)	Commenced operations on September 13, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 1.48%.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Institutional Shares	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/ Period	$13.74	$13.72	$10.79	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.05	(0.04)	(0.32)	0.02
Net Realized and Unrealized Gain (Loss)	(2.31)	1.53	3.58	0.77

Total from Operations	(2.26)	1.49	3.26	0.79

Dividends and Distributions:
Net Investment Income	(0.06)	(0.26)	(0.01)	—
Net Realized Gain	(0.09)	(1.21)	(0.32)	—

Total Dividends and Distributions	(0.15)	(1.47)	(0.33)	—

Net Asset Value, End of Year/Period	$11.33	$13.74	$13.72	$10.79

Total Return†	(16.40)%	10.94%	30.24%	7.90%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$133,920	$161,383	$51,721	$31,451

Ratio of Expenses to Average Net Assets	0.59%	0.56%	3.44%	0.44%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.59%	0.61%	4.15%	1.60%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38%	(0.24)%	(2.86)%	0.36%**
Portfolio Turnover Rate†	197%	338%	270%	39%

(1)	Commenced operations on September 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average nets asset would have been 1.94%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Class X Shares	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/ Period	$13.69	$13.67	$10.77	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.04	(0.04)	(0.52)	0.02
Net Realized and Unrealized Gain (Loss)	(2.30)	1.52	3.75	0.75

Total from Operations	(2.26)	1.48	3.23	0.77

Dividends and Distributions:
Net Investment Income	(0.05)	(0.25)	(0.01)	—
Net Realized Gain	(0.09)	(1.21)	(0.32)	—

Total Dividends and Distributions	(0.14)	(1.46)	(0.33)	—

Net Asset Value, End of Year/Period	$11.29	$13.69	$13.67	$10.77

Total Return†	(16.50)%	10.91%	30.02%	7.70%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$541	$982	$103	$4

Ratio of Expenses to Average Net Assets	0.68%	0.60%	4.71%	0.47%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.68%	0.68%	5.30%	1.55%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.35%	(0.29)%	(4.27)%	0.63%**
Portfolio Turnover Rate†	197%	338%	270%	39%

(1)	Commenced operations on September 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net asset would have been 2.09%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Institutional Shares	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/ Period	$15.84	$15.57	$10.01	$10.00

Income (Loss) from Operations:
Net Investment Loss(2)	(0.01)	(0.78)	(0.44)	0.00
Net Realized and Unrealized Gain (Loss)	(5.46)	5.29	6.35	0.01

Total from Operations	(5.47)	4.51	5.91	0.01

Dividends and Distributions:
Net Realized Gain	(0.58)	(4.24)	(0.35)	—

Total Dividends and Distributions	(0.58)	(4.24)	(0.35)	—

Net Asset Value, End of Year/Period	$9.79	$15.84	$15.57	$10.01

Total Return†	(34.55)%	28.87%	59.09%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$347,406	$532,948	$346,990	$2,103

Ratio of Expenses to Average Net Assets	0.48%	4.16%(3)	4.17%	—%**(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.48%	4.15%	4.23%	nm%**
Ratio of Net Investment Loss to Average Net Assets	(0.09)%	(4.06)%	(3.92)%	—%**
Portfolio Turnover Rate†	94%	95%	123%	—%

(1)	Commenced operations on December 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(4)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net asset would have been 2.30%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for 1 day and incurred $8,748 in expenses.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Class X Shares	Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/ Period	$15.80	$15.54		$10.01	$10.00

Income (Loss) from Operations:
Net Investment Loss(2)	(0.02)	(0.78)		(0.53)	0.00
Net Realized and Unrealized Gain (Loss)	(5.44)	5.28		6.41	0.01

Total from Operations	(5.46)	4.50		5.88	0.01

Dividends and Distributions:
Net Realized Gain	(0.58)	(4.24)		(0.35)	—

Total Dividends and Distributions	(0.58)	(4.24)		(0.35)	—

Net Asset Value, End of Year/Period	$9.76	$15.80		$15.54	$10.01

Total Return†	(34.57)%	28.86%		58.79%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$11,456	$6,719		$3,486	$—
Ratio of Expenses to Average Net Assets	0.65%	4.18	%(3)	4.37%	—	%**(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.65%	4.16%		4.42%	nm	%**
Ratio of Net Investment Loss to Average Net Assets	(0.17)%	(4.08)%		(4.17)%	—	%**
Portfolio Turnover Rate†	94%	95%		123%	—%

(1)	Commenced operations on December 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(4)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.45%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for 1 day and incurred $8,748 in expenses.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Institutional Shares	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(1)
Net Asset Value, Beginning of Year/ Period	$10.55	$11.48	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.00	0.06	(0.01)
Net Realized and Unrealized Gain (Loss)	(1.19)	0.78	1.49

Total from Operations	(1.19)	0.84	1.48

Dividends and Distributions:
Net Investment Income	(0.23)	(0.87)	—
Net Realized Gain	—	(0.90)	—
Return of Capital	—	(0.00)^	—

Total Dividends and Distributions	(0.23)	(1.77)	—

Net Asset Value, End of Year/Period	$9.13	$10.55	$11.48

Total Return†	(11.27)%	7.27%	14.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$ 266,485	$304,220	$307,709
Ratio of Expenses to Average Net Assets	1.90%	0.53%	0.60	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.97%	1.10%	0.60	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.03)%	0.50%	(0.28	)%**
Portfolio Turnover Rate†	25%	61%	11%

(1)	Commenced operations on October 1, 2020.
(2)	Calculated using average shares.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Class X Shares	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(1)
Net Asset Value, Beginning of Year/ Period	$10.55	$11.48	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	(0.01)	0.04	(0.01)
Net Realized and Unrealized Gain (Loss)	(1.19)	0.79	1.49

Total from Operations	(1.20)	0.83	1.48

Dividends and Distributions:
Net Investment Income	(0.22)	(0.86)	—
Net Realized Gain	—	(0.90)	—
Return of Capital	—	(0.00)^	—

Total Dividends and Distributions	(0.22)	(1.76)	—

Net Asset Value, End of Year/Period	$9.13	$10.55	$11.48

Total Return†	(11.36)%	7.21%	14.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$814	$992	$54

Ratio of Expenses to Average Net Assets	1.98%	0.46%	0.59%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.05%	1.32%	0.59%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.10)%	0.35%	(0.28)%	**
Portfolio Turnover Rate†	25%	61%	11%

(1)	Commenced operations on October 1, 2020.
(2)	Calculated using average shares.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Aperture Funds (the “Funds”). The investment objective of the Aperture New World Opportunities Fund is to seek total return, consisting of current income and capital appreciation. The investment objective of the Aperture Endeavour Equity Fund is to seek a return in excess of the MSCI ACWI hedged to USD Net Total Return Index. The investment objective of the Aperture Discover Equity Fund is to seek a return in excess of the Russell 2000 Total Return Index. The investment objective of the Aperture International Equity Fund is to seek a return in excess of the MSCI ACWI ex-US Index. The Aperture New World Opportunities Fund is classified as a diversified investment company. The Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund are “non-diversified” Funds. Aperture Investors, LLC serves as the Funds’ investment adviser (the “Adviser”). The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund currently offer Institutional Shares and Class X Shares. The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund commenced operations on March 18, 2019, September 30, 2019, December 30, 2019 and October 1, 2020, respectively. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year December 31, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes —It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., open tax years, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended December 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2022, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of December 31, 2022.

Expenses —Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/ or relative net assets.

Cash —Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Dividends and Distributions to Shareholders —The Funds distribute their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts —The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of December 31, 2022, if applicable.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps, equity swaps contracts, interest rate swaps and credit default swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

performance of such securities, including dividends, will not exceed the return on the interest rate that the Funds will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Funds at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of December 31, 2022, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objectives. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategies.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss. Any realized or unrealized gains (loss) during the year or period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Funds will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period. The fair value of derivative instruments as of December 31, 2022, was as follows:

Aperture New World Opportunities Fund

	Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value

Interest Rate contracts	Unrealized appreciation on Future Contracts	$90,161	†	Interest Rate contracts	Unrealized depreciation on Future Contracts	$–	†

	Unrealized appreciation on Swap Contracts	591,748	*		Unrealized depreciation on Swap Contracts	555,463	*

Equity contracts				Equity contracts

	Investments purchased, at value	143,713			Options written, at value	–

Foreign Exchange	Unrealized gain on forward foreign	668,652		Foreign Exchange contracts	Unrealized loss on forward foreign currency contracts	310,105

contracts	currency contracts

Credit contracts	Unrealized appreciation on Swap Contracts	–	*	Credit contracts	Unrealized depreciation on Swap Contracts	25,846	*

		$1,494,274				$891,414

Aperture Endeavour Equity Fund

	Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on Future Contracts	$–	†	Equity contracts	Unrealized depreciation on Future Contracts	$764,613	†

	Unrealized appreciation on Swap Contracts	1,262,275	*		Unrealized depreciation on Swap Contracts	2,492,053	*

	Investments purchased, at value	128,043			Options written, at value	28,890

Foreign Exchange contracts	Unrealized gain on forward foreign currency contracts	17,151		Foreign Exchange contracts	Unrealized loss on forward foreign currency contracts	223,891

		$1,407,469				$3,509,447

Aperture Discover Equity Fund

	Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on Future Contracts	$–	†	Equity contracts	Unrealized depreciation on Future Contracts	$773,189	†

	Unrealized appreciation on Swap Contracts	–	*		Unrealized depreciation on Swap Contracts	1,554,478	*

Foreign Exchange contracts	Unrealized gain on forward foreign currency contracts			Foreign Exchange contracts	Unrealized loss on forward foreign currency contracts	102,484

		$–				$2,430,151

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Aperture International Equity Fund

	Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value
Equity contracts	Unrealized appreciation on Future Contracts	$–	†	Equity contracts	Unrealized depreciation on Future Contracts	$1,177,533	†
	Unrealized appreciation on Swap Contracts	4,490,034	*		Unrealized depreciation on Swap Contracts	4,896,258	*
Foreign Exchange contracts	Unrealized gain on forward foreign currency contracts	1,195,590		Foreign Exchange contracts	Unrealized loss on forward foreign currency contracts	130,597

		$5,685,624				$6,204,388

* Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

† Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2022, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Aperture New World Opportunities Fund
	Written Options/ Swaptions	Purchased Options/ Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Interest rate contracts	$278,507	$(424,490)	$1,894,686	$–	$1,048,392	$2,797,095
Equity contracts	100,299	(285,021)	3,013,534	–	(1,235,810)	1,593,002
Credit contracts	–	–	–	–	(1,770,923)	(1,770,923)
Foreign exchange contracts	63,528	(166,365)	–	96,807	–	(6,030)
Total	$442,334	$(875,876)	$4,908,220	$96,807	$(1,958,341)	$2,613,144

Aperture Endeavour Equity Fund
	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$356,358	$331,353	$(1,956,644)	$–	$1,228,034	$(40,899)
Foreign exchange contracts	–	–	–	420,513	–	420,513
Total	$356,358	$331,353	$(1,956,644)	$420,513	$1,228,034	$379,614

Aperture Discover Equity Fund
	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$2,857,488	$(2,975,836)	$(4,704,721)	$–	$2,252,862	$(2,570,207)
Foreign exchange contracts	–	–	–	376,513	–	376,513
Total	$2,857,488	$(2,975,836)	$(4,704,721)	$376,513	$2,252,862	$(2,193,694)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Aperture International Equity Fund
	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$911,394	$–	$142,412	$–	$3,075,277	$4,129,083
Foreign exchange contracts	–	–	–	2,980,194	–	2,980,194
Total	$911,394	$–	$142,412	$2,980,194	$3,075,277	$7,109,277

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Aperture New World Opportunities Fund
	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Interest rate contracts	$–	$–	$91,194	$–	$(14,218)	$76,976
Equity contracts	–	(142,626)	–	–	–	(142,626)
Credit contracts	–	–	–	–	35,092	35,092
Foreign exchange contracts	–	–	–	354,274	–	354,274
Total	$–	$(142,626)	$91,194	$354,274	$20,874	$323,716

Aperture Endeavour Equity Fund
	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$5,236	$(1,776)	$(1,391,585)	$–	$(3,525,464)	$(4,913,589)
Foreign exchange contracts	–	–	–	(319,323)	–	(319,323)
Total	$5,236	$(1,776)	$(1,391,585)	$(319,323)	$(3,525,464)	$(5,232,912)

Aperture Discover Equity Fund
	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$(181,987)	$163,335	$(1,091,783)	$–	$(885,822)	$(1,996,257)
Foreign exchange contracts	–	–	–	(118,794)	–	(118,794)
Total	$(181,987)	$163,335	$(1,091,783)	$(118,794)	$(885,822)	$(2,115,051)

Aperture International Equity Fund
	Written Options	Purchased Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$–	$–	$(1,258,777)	$–	$(14,630,729)	$(15,889,506)
Foreign exchange contracts	–	–	–	1,064,993	–	1,064,993
Total	$–	$–	$(1,258,777)	$1,064,993	$(14,630,729)	$(14,824,513)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts, and swap contracts activity during the year ended December 31, 2022:

	Aperture New World Opportunities Fund	Aperture Endeavour Equity Fund	Aperture Discover Equity Fund	Aperture International Equity Fund

Futures Contracts:

Average Notional Balance Long	$8,635,456	$16,384,497	$16,375,200	$23,664,411

Average Notional Balance Short	(26,575,366)	–	–	–

Forward Foreign Currency Contracts:

Average Notional Balance Long	52,468,176	23,498,235	9,135,902	89,779,249

Average Notional Balance Short	52,248,585	23,453,347	9,043,905	90,218,136

Swaps:

Total Return Contracts

Average Notional Balance Long	3,378,465	44,270,880	27,232,008	81,304,678

Average Notional Balance Short	3,297,844	45,721,814	27,205,871	83,019,536

Options/Swaptions:

Average Notional Balance Long†	214,993	186,423	438,750	–

Average Notional Balance Short†	–	84,811	736,875	56,824

† Represents cost.

The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts, forward contracts, and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of December 31, 2022:

	Aperture New World Opportunities Fund

	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Goldman Sachs	$219,389	$–	$219,389	$(141,671)	$–	$(141,671)	$77,718	$–	$77,718
JPMorgan Chase	403,713	–	403,713	(140,938)	–	(140,938)	262,775	(260,000)	2,775
Morgan Stanley	45,550	–	45,550	(27,496)	–	(27,496)	18,054	–	18,054

Total over the counter	$668,652	$–	$668,652	$(310,105)	$–	$(310,105)

	Aperture Endeavour Equity Fund

	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$–	$245,043	$245,043	$–	$(119,085)	$(119,085)	$125,958	$–	$125,958
Barclays	–	2,792	2,792	–	–	–	2,792	–	2,792
Goldman Sachs	–	168,439	168,439	–	(224,450)	(224,450)	(56,011)	–	(56,011)
JPMorgan Chase	2,231	254,473	256,704	–	–	–	256,704	(256,704)	–
Morgan Stanley	14,920	591,528	606,448	(223,891)	(2,148,518)	(2,372,409)	(1,765,961)	1,591,495	(174,466)

Total over the counter	$17,151	$1,262,275	$1,279,426	$(223,891)	$(2,492,053)	$(2,715,944)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

	Aperture Discover Equity Fund

	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over Counter the	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Morgan Stanley	$–	$–	$–	$(102,484)	$(1,554,478)	$(1,656,962)	$(1,656,962)	$1,647,109	$(9,853)

Total over the counter	$–	$–	$–	$(102,484)	$(1,554,478)	$(1,656,962)

	Aperture International Equity Fund

	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$–	$365,723	$365,723	$–	$(1,463,319)	$(1,463,319)	$(1,097,596)	$–	$(1,097,596)
Credit Suisse	–	389,026	389,026	–	–	–	389,026	–	389,026
Goldman Sachs	–	1,164,096	1,164,096	–	(1,567,983)	(1,567,983)	(403,887)	–	(403,887)
JPMorgan Chase	–	222,697	222,697	(130,597)	(847,770)	(978,367)	(755,670)	755,670	–
Morgan Stanley	1,195,590	2,348,492	3,544,082	–	(1,017,186)	(1,017,186)	2,526,896	(2,244,381)	282,515

Total over the counter	$1,195,590	$4,490,034	$5,685,624	$(130,597)	$(4,896,258)	$(5,026,855)

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian

4.   Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5.  Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended December 31, 2022, Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund incurred $125,980, $ 99,999, $ 160,746 and $ 107,430 for these services, respectively.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6.  Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended December 31, 2022, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
New World Opportunities Fund	$198,650,728	$206,306,065	$25,727,672	$10,826,891
Endeavour Equity Fund	168,976,965	164,852,607	–	–
Discover Equity Fund	358,062,526	349,600,031	–	–
International Equity Fund	36,184,884	51,599,017	–	–

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate adjusted for performance and based on the average net assets of each Fund:

The Aperture New World Opportunities Fund management fee is 1.225% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment (the “Performance Adjustment”) that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Bloomberg Barclays EM USD Aggregate 1-5 Year Total Return Index (the “EM Index”) plus 2.75% (275 basis points) (the “Index Hurdle”) over the period which performance is measured (“Performance Period”).

The Aperture Endeavour Equity Fund management fee is 1.82% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the MSCI ACWI hedged to USD Net Total Return Index plus 5.00% (500 basis points) over the Performance Period.

The Aperture Discover Equity Fund management fee is 2.175% of assets up to and including $300 million, 2.115% of assets over $300 million and up to and including $400 million, and 2.065% of assets over $400 million of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Russell 2000 Total Return Index plus 6.25% (625 basis points) over the Performance Period.

The Aperture International Equity Fund management fee is 1.90% of assets up to and including $350 million, 1.85% of assets over $350 million and up to and including $400 million, and 1.80% of assets over $400 million of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the MSCI ACWI ex-USA (Net) USD Index plus 5.00% (500 basis points) over the Performance Period.

The Performance Adjustment for the Funds is calculated and accrued daily, according to a schedule that adds or subtracts 0.003% (0.30 basis points) of the Fund’s average daily net assets for each 0.01% (1 basis point) of absolute performance by which the performance of the Institutional Class exceeds or lags the performance of the Index Hurdle for the period from the beginning of the Performance Period through the prior business day.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

The maximum Performance Adjustment (positive or negative) of Aperture New World Opportunities Fund will not exceed an annualized rate of +/- 0.825% (82.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.75% percentage points (275 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture Endeavour Equity Fund will not exceed an annualized rate of +/- 1.50% 150 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 5.00% percentage points (500 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture Discover Equity Fund will not exceed an annualized rate of +/- 1.875% (187.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 6.25% percentage points (625 basis points) for the Performance Period.

The maximum PerformanceAdjustment (positive or negative) ofAperture International Equity Fund will not exceed an annualized rate of +/- 1.50% (150.0 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 5.00% percentage points (500 basis points) for the Performance Period.

On a monthly basis, Aperture New World Opportunities Fund will pay the Adviser the minimum fee rate of 0.40% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured was initially from the March 18, 2019 (commencement of operations) to December 31, 2019 and thereafter is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the year ended December 31, 2022, the Fund accrued advisory fees of $1,240,720, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.39% of the Fund’s average net assets, which reflected a (0.83)% Performance Adjustment of $(2,615,654).

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

On a monthly basis, Aperture Endeavour Equity Fund will pay the Adviser the minimum fee rate of 0.32% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the year ended December 31, 2022, the Fund accrued advisory fees of $475,590, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.33% of the Fund’s average net assets, which reflected a (1.49)% Performance Adjustment of $(2,117,880).

On a monthly basis, Aperture Discover Equity Fund will pay the Adviser the minimum fee rate of 0.30% of the first $300 million, 0.24% for assets between $300 million and $400 million; and 0.19% over $400 million on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the year ended December 31, 2022, the Fund accrued advisory fees of $1,019,111, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.25% of the Fund’s average net assets, which reflected a (1.86)% Performance Adjustment of $(7,492,505).

On a monthly basis, the Aperture International Equity Fund will pay the Adviser the minimum fee rate of 0.40% of the first $350 million, 0.35% for assets between $350 million and $400 million; and 0.30% over $400 million on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the year ended December 31, 2022, the Fund accrued advisory fees of $4,761,471 at an annual effective rate (excluding the impact from any expense waivers in effect) of 1.77% of the Fund’s average net assets, which reflected a (0.13)% Performance Adjustment of $(341,189).

In addition, the Adviser until April 30, 2021, had contractually agreed to waive fees and/ or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding the management fee, any class-specific expenses such as distribution and service (Rule 12b-1) fees and shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Funds, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of the Funds’ business (collectively, “excluded expenses”)) from exceeding 0.10% of Aperture New World Opportunities Fund’s average daily net assets, and 0.12% of Aperture Endeavour Equity Fund and Aperture Discover Equity Fund’s average daily net assets (the “contractual expense limit”). This agreement was terminated effective as of the close of business on April 30, 2021. The Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of December 31, 2022, the Funds had fees which were previously waived and/or reimbursed to the Funds by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Funds, as follows:

	Expiring Years
	2023	2024	2025	Total

New World Opportunities Fund	$345,428	$176,831	N/A	$522,259
Endeavour Equity Fund	253,612	61,586	N/A	315,198
Discover Equity Fund	77,894	N/A	N/A	77,894
International Equity Fund	N/A	N/A	N/A	N/A

For the year ended December 31, 2022, the Adviser recaptured previously waived fees of $ 3,943 for the Aperture Discover Equity Fund.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

For the year ended December 31, 2022, a trade error in the amount of $192,090 in the International Equity Fund resulted in an additional gain to the fund’s net assets. The advisor voluntary waived a portion of its advisory fee related to the additional gain.”

8. Federal Tax Information: The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The following differences, primarily attributable to net operating loss and prior year’s excess distributions have been reclassified to/from the following accounts during the fiscal year ended December 31, 2022:

	Distributable Earnings	Paid-in Capital
Endeavour Equity Fund	$3,522,265	$(3,522,265)
Discover Equity Fund	921,133	(921,133)
International Equity Fund	15,397,828	(15,397,828)

The tax character of dividends and distributions declared during the last fiscal year were as follows;

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
New World Opportunities Fund
2022	$11,501,411	$—	$—	$11,501,411
2021	17,054,977	380,041	456,616	17,891,634
Endeavour Equity Fund
2022	1,626,177	219,119	—	1,845,296
2021	10,848,190	5,368,374	—	16,216,564
Discover Equity Fund
2022	—	20,348,129	—	20,348,129
2021	44,816,050	76,637,509	—	121,453,559
International Equity Fund
2022	6,606,549	—	—	6,606,549
2021	32,906,528	14,607,316	103,825	47,617,669

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

As of December 31, 2022, the components of Accumulated Losses on a tax basis were as follows:

	New World Opportunities Fund	Endeavour Equity Fund	Discover Equity Fund	International Equity Fund
Undistributed Ordinary Income	$466,445	$—	$—	$—
Post October Losses	(8,424,657)	(3,638,284)	(5,531,077)	(1,047,199)
Capital Loss Carryforwards	(25,443,775)	(11,421,149)	(64,321,580)	(4,327,054)
Unrealized Depreciation	(26,610,538)	(1,509,719)	(16,064,147)	(8,917,745)
Other Temporary Differences	(4,455)	1	(8)	(2)

Total Distributable Loss	$(60,016,980)	$(16,569,151)	$(85,916,812)	$(14,292,000)

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future capital gains. For the year ended December 31, 2022, the Funds have no losses to carry forward and utilized the following capital forward to offset capital gains:

	Short-Term Loss	Long-Term Loss	Total
New World Opportunities Fund	$16,132,352	$9,311,423	$25,443,775
Endeavour Equity Fund	7,766,664	3,654,485	11,421,149
Discover Equity Fund	63,180,143	1,141,437	64,321,580
International Equity Fund	4,327,054	—	4,327,054

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, perpetual bond adjustments, currency forward M2Ms, swap M2Ms and PFICs.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at December 31, 2022, are as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
New World Opportunities Fund	$326,818,762	$1,090,612	$(27,701,150)	$(26,610,538)
Endeavour Equity Fund	122,752,621	6,899,124	(8,408,843)	(1,509,719)
Discover Equity Fund	373,137,354	25,226,627	(41,290,774)	(16,064,147)
International Equity Fund	261,246,220	11,249,718	(20,167,463)	(8,917,745)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. The Funds shares are not a bank deposit and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

Active Management Risk – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies

Below Investment Grade Fixed Income Securities (Junk Bond) Risk – Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible and Preferred Securities Risk – Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk – As a result of the Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions,

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk – Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk – The Funds’ use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Funds’ use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Regulations relating to the Funds’ use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Funds’ ability to invest in derivatives, limit the Funds’ ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Funds’ performance.

Duration Risk – The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Emerging Markets/Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. The Funds’ exposure to these risks is heightened as a result of the Funds investing primarily in emerging market countries.

Environmental, Social and Governance Risk – The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the investment analysis may impact the investment decision for securities of certain issuers and therefore the Fund may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG factors.

Equity Market Risk – The risk that stock prices will fall over short or extended periods of time.

Extension Risk – The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/ or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Foreign Sovereign Debt Securities Risk – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Investment Company Risk – When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Funds’ shares may force the Funds to purchase or sell securities at times when it would not otherwise do so, and may cause the Funds’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Funds’ performance and have adverse tax consequences for Fund shareholders.

Leverage Risk – The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of their portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Funds invest, as a result of their markets being less developed.

Long-Term Investment Strategy Risk – Under normal circumstances, the Funds intend to hold securities for long periods (typically over two years). This investment style may cause the Funds to lose money or underperform compared to the Indices or other mutual funds over the short or medium terms. The Funds also may underperform in the long term even though it intends to hold securities for long periods. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short- and medium-term fluctuations in the value of the Funds’ portfolios.

Market Risk – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Funds, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Funds’ investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Fund.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for a Fund to lose money by investing in these and other types of money market funds.

Non-Diversified Risk – The Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to their investments in those securities.

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute

Prepayment Risk – The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk – Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Reverse Repurchase Agreements Risk –Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Short Sales Risk – A short sale involves the sale of a security that the Funds do not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Funds to the risk that they will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Funds. Investment in short sales may also cause the Funds to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Funds’ share price. The Funds may also take a short position in a derivative instrument, which involves the risk of a theoretically unlimited increase in the value of the underlying instrument and a potentially unlimited loss.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC or listed on an exchange.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

10.  Beneficial Ownership:

At December 31, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
New World Opportunities Fund, Institutional Shares	3	59%
New World Opportunities Fund, Class X Shares	1	86%
Endeavour Equity Fund, Institutional Shares	3	64%
Endeavour Equity Fund, Class X Shares	3	100%
Discover Equity Fund, Institutional Shares	3	67%
Discover Equity Fund, Class X Shares	3	97%
International Equity Fund, Institutional Shares	5	98%
International Equity Fund, Class X Shares	2	100%

11.  Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.   Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of December 31, 2022.

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DECEMBER 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Advisors’ Inner Circle Fund III and the Shareholders of Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund, each a series of shares of beneficial interest in The Advisors’ Inner Circle Fund III (the “Funds”), including the schedules of investments, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights Presented

Aperture New World Opportunities Fund	For Institutional Shares: for each of the years in the three- year period ended December 31, 2022 and for the period March 18, 2019 (commencement of operations) through December 31, 2019.

For Class X Shares: for each of the years in the three- year period ended December 31, 2022 and for the period September 13, 2019 (commencement of operations) through December 31, 2019.

Aperture Endeavour Equity Fund	for each of the years in the three-year period ended December 31, 2022 and for the period September 30, 2019 (commencement of operations) through December 31, 2019.

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DECEMBER 31, 2022

Aperture Discover Equity Fund	for each of the years in the three-year period ended December 31, 2022 and for the period from December 30, 2019 (commencement of operations) through December 31, 2019.

Aperture International Equity Fund	for each of the years in the two-year period ended December 31, 2022 and for the period October 1, 2020 (commencement of operations) through December 31, 2020.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Advisors’ Inner Circle Fund III since 2019.

Philadelphia, Pennsylvania

March 1, 2023

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited) - Concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/01/22	Ending Account Value 12/31/22	Annualized Expense Ratios	Expenses Paid During Period*
Aperture New World Opportunities Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,006.40	0.46%	$2.33
Hypothetical 5% Return	$1,000.00	$1,022.89	0.46%	$2.35
Aperture New World Opportunities Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,005.80	0.57%	$2.88
Hypothetical 5% Return	$1,000.00	$1,022.33	0.57%	$2.91
Aperture Endeavour Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,003.10	0.35%	$1.77
Hypothetical 5% Return	$1,000.00	$1,022.44	0.35%	$1.79
Aperture Endeavour Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,002.80	0.42%	$2.12
Hypothetical 5% Return	$1,000.00	$1,023.09	0.42%	$2.14
Aperture Discover Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,047.20	0.59%	$3.04
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01
Aperture Discover Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,047.40	0.75%	$3.87
Hypothetical 5% Return	$1,000.00	$1,021.42	0.75%	$3.82
Aperture International Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,058.70	2.70%	$14.01
Hypothetical 5% Return	$1,000.00	$1,011.59	2.70%	$13.69
Aperture International Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,058.10	2.80%	$14.53
Hypothetical 5% Return	$1,000.00	$1,011.09	2.80%	$14.19

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.”

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INTERESTED TRUSTEES3,4

William M. Doran (Born: 1940)	Chairman of the Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES3

Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

4	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Mr. Doran is a Trustee who may be an “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-514-7557. The following chart lists Trustees and Officers as of December 31, 2022.

Other Directorships Held in the Past Five Years[2]

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, J.P. Morgan Funds (171 Portfolios) and Symmetry Panoramic Trust (16 Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director of Xerox Holdings Corporation, and Director of Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INDEPENDENT TRUSTEES (continued)3
Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

OFFICERS
Michael Beattie (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments, since 2004.
James Bernstein (Born: 1962)	Vice President (since 2017) Secretary (since 2020)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Other Directorships

Held in the Past Five Years2

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

None.

None.

None.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years

OFFICERS (continued)
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years

OFFICERS (continued)
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)

Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Invest- ments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Pri- vate Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Ac- counting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.

Bridget E. Sudall (Born: 1980)	Privacy Officer (from 2015 – June 2022 and since November 2022) Anti-Money Laundering Officer (from 2015 – June 2022 and since November 2022)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alter- native Investment Partners, from 2007 to 2011.

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or
1	until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
Directorships	of Companies required to report to the Securities and Exchange Commission under the Securities Exchange
2	Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Other Directorships

Held in the Past Five Years

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 15-16, 2022 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Aperture New World Opportunities Fund, Aperture Discover Equity Fund and Aperture Endeavour Equity Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2022 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2022, the Fund is designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Income (1)	Qualifying for Dividends Income (2)	US Government Interest (3)	Interest Related Dividends (4)	Short- Term Capital	Foreign Tax Credits (6)	Qualified Business Income (7)
New World Opportunity Fund
0.00%	0.00%	100.00%	100.00%	0.12%	0.54%	4.19%	30.46%	0.00%	0.05%	0.00%
Endeavour Equity Fund
0.00%	11.87%	88.13%	100.00%	24.71%	34.45%	20.16%	23.50%	100.00%	0.00%	0.00%
Discover Equity Fund
0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Aperture International Equity Fund
0.00%	0.00%	100.00%	100.00%	0.00%	58.78%	7.78%	8.34%	0.00%	0.00%	0.00%

1.

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.

The percentage of this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended December 31, 2022. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2022.

7.	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2022

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended December 31, 2022 the total amount of foreign source income and foreign tax credit are as follows:

	Foreign Tax Paid	Foreign Source Income
New World Opportunity Fund	$5,982	$11,991,480

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2022. Complete information will be computed and reported with your 2022 Form 1099-DIV.

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

Fund P.O. Box 219009

Kansas City, MO 64121-9009

1-888-514-7557

Investment Adviser:

Aperture Investors, LLC

250 West 55th Street, 30th Floor

New York, NY 10019

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

API-AR-001-0400

Item 2. Code	of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit	Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2022			FYE December 31, 2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$682,615	None	None	$704,515	None	$11,990
(b)	Audit-Related Fees	None	None	None	$4,000	None	None
(c)	Tax Fees	$101,900(3)	None	$112,623(2)	None	None	$90,000(2)
(d)	All Other Fees	None	None	$5,301	None	None	$1,473

Fees billed by BBD LLP (“BBD”) relate to the Trust.

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2022			FYE December 31, 2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$88,500	None	None	$87,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2022			FYE December 31, 2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$277,908	None	None	$51,220	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Fees in connection with international withholding tax analysis.

(e)(1)  The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)  require specific pre-approval;

(2)  are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)  have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2022	FYE December 31, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (BBD):

	FYE December 31, 2022	FYE December 31, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2022	FYE December 31, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)        Not applicable.

(g)      The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $117,924 and $91,473 for 2022 and 2021, respectively.

(g)      The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2022 and 2021, respectively.

(g)      The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2022 and 2021, respectively.

(h)      During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)      Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.     Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 10, 2023

By (Signature and Title)
/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: March 10, 2023